united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4221 North 203rd Street, Ste 100, Elkhorn, Nebraska 68022

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2633

Date of fiscal year end: 10/31

Date of reporting period: 4/30/21

Item 1. Reports to Stockholders.

navigator FUNDS

Navigator Equity Hedged Fund		
Share Class	**Ticker**	**Cusip**
A share	NAVAX	66537X803
I share	NAVIX	66537X878
C share	NAVCX	66537X886

Navigator Sentry Managed Volatility Fund		
Share Class	**Ticker**	**Cusip**
A share	NVXAX	66538B644
I share	NVXIX	66538B628
C share	NVXCX	66538B636

Navigator Tactical Fixed Income Fund		
Share Class	**Ticker**	**Cusip**
A share	NTBAX	66538B594
I share	NTBIX	66538B578
C share	NTBCX	66538B586

Navigator Ultra Short Bond Fund		
Share Class	**Ticker**	**Cusip**
A share	NUSAX	66538J530
I share	NUSIX	66538J522

Semi-Annual Report

April 30, 2021

Distributed by Northern Lights Distributors, LLC

Member FINRA

Advised by:

Clark Capital Management Group

1-877-766-2264 • www.navigatorfunds.com

One Liberty Place | 53rd Floor | 1650 Market Street | Philadelphia, PA 19103 | 800.766.2264 | www.navigatorfunds.com

Navigator® Equity Hedged Fund

K. Sean Clark, CFA — Chief Investment Officer

The markets are being driven higher by stronger than expected economic growth, very easy monetary policy, and fiscal stimulus in the form of $1.9 trillion COVID relief packages and a new massive infrastructure package working through Congress. We are now a little over a year since the market bottomed March 2020, and the returns for risk assets has been spectacular. For example, over the past 6-months, the S&P 500 has gained 28.84%, the Russell 2000 surged 48.04%, and the Bloomberg Barclays U.S. Corporate High Yield Index gained 7.97%. Rising Treasury yields led to losses in long duration bonds. Over the past 6-months the Blomberg Barclays U.S. Aggregate Bond Index lost 1.52% and the U.S. Treasury 7-10 Year Index declined 4.80%.

The Federal Reserve has committed to keeping interest rates anchored at the short end of the curve until there is meaningful improvement in employment. Fed comments suggest they will let the economy run hot for a while and not act preemptively. As such, supply chain shortages, rising inflation expectations, and massive Treasury auctions have resulted in Treasury yields pushing higher. The 10-year Treasury Yield bottomed at 0.50% on March 9, 2020 and rose to 1.63% on April 30, 2021.

Attribution

For the semi-annual period ended April 30, 2021 the Navigator Equity Hedged Fund (the “Fund”) Institutional Shares gained 31.72% compared to a 29.10% gain in the MSCI World Index and a 14.57% gain for the HFRX Equity Hedged Index.

●	The Fund began the period with overweight positions in U.S. Small Cap and Mid Cap.

●	The Fund overweighted U.S versus International throughout the period.

●	Value outperformed Growth during the 6-month period, but almost all of that outperformance came between late January and mid-March 2021, when the 10 Year Treasury rate surged from just over 1.0% to 1.7%. Our models continue to focus on the longer-term trends, which favor cyclicality, higher beta, and Mid and Small Caps.

Outlook

We expect the economic re-opening theme to continue in 2021 and look for economic growth to surprise the upside in the U.S. Strong economic growth should provide a tailwind for risk assets and continued strong earnings growth, which is needed to justify lofty equity valuations.

Disclosures

Clark Capital Management Group, Inc. (Clark Capital) is an investment advisor registered with the United States Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended. Registration does not imply a certain level of skill or training. More information about Clark Capital’s advisory services and fees can be found in its Form ADV which is available upon request.

The opinions expressed are those of the Clark Capital Management Group Investment Team. The opinions referenced are as of the date of publication and are subject to change due to changes in the market or economic conditions and may not necessarily come to pass. There is no guarantee of the future performance of any Clark Capital investment portfolio. Nothing herein should be construed as a solicitation, recommendation or an offer to buy, sell or hold any securities, other investments or to adopt any investment strategy or strategies. For educational use only. This information is not intended to serve as investment advice. This material is not intended to be relied upon as a forecast or research. The investment or strategy discussed may not be suitable for all investors. Investors must make their own decisions based on their specific investment objectives and financial circumstances. Past performance does not guarantee future results.

This document may contain certain information that constitutes forward-looking statements which can be identified by the use of forward-looking terminology such as “may,” “expect,” “will,” “hope,” “forecast,” “intend,” “target,” “believe,” and/or comparable terminology (or the negative thereof). No assurance, representation, or warranty is made by any person that any of Clark Capital’s assumptions, expectations, objectives, and/or goals will be achieved. Nothing contained in this document may be relied upon as a guarantee, promise, assurance, or representation as to the future.

Beta is a measure of the volatility-or systematic risk-of a security or portfolio compared to the market as a whole.

The S&P 500 is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The index is widely regarded as the best gauge of large-cap U.S. equities.

The Russell 2000 index measures the performance of the 2,000 smaller companies that are included in the Russell 3000 Index, which itself is made up of nearly all U.S. stocks. The Russell 2000 is widely regarded as a bellwether of the U.S. economy because of its focus on smaller companies that focus on the U.S. market.

The MSCI All Country World Index (ACWI) is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world. The MSCI ACWI is maintained by Morgan Stanley Capital International (MSCI) and is comprised of stocks from 23 developed countries and 24 emerging markets.

The Bloomberg Barclays US Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below.

The Bloomberg Barclays US Aggregate Bond Index, or the Agg, is a broad base, market capitalization-weighted bond market index representing intermediate term investment grade bonds traded in the United States.

The Bloomberg Barclays US Treasury: 7-10 Year Index measures US dollar-denominated, fixed-rate, nominal debt issued by the US Treasury with 7-9.9999 years to maturity. Treasury bills are excluded by the maturity constraint but are part of a separate Short Treasury Index.

HFRX Equity Hedge strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Equity Hedge managers would typically maintain at least 50%, and may in some cases be substantially entirely invested in equities, both long and short. Hedge Fund Research, Inc. (HFR) utilizes a UCITSIII compliant methodology to construct the HFRX Hedge Fund Indices. The methodology is based on defined and predetermined rules and objective criteria to select and rebalance components to maximize representation of the Hedge Fund Universe. HFRX Indices utilize state-of-the-art quantitative techniques and analysis; multi-level screening, cluster analysis, Monte-Carlo simulations and optimization techniques ensure that each Index is a pure representation of its corresponding investment focus.

Past performance does not guarantee future returns. Investors should carefully consider the investment objectives, risks, charges and expenses of the Navigator Funds. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling 1-800-766-2264. The prospectus should be read carefully before investing. The Navigator® Funds are distributed by Northern Lights Distributors, LLC member FINRA/SIPC.

Clark Capital Management Group and Northern Lights Distributors LLC are not affiliated entities.

3124-NLD-6/11/2021

Navigator® Sentry Managed Volatility Fund

K. Sean Clark, CFA — Chief Investment Officer

The markets are being driven higher by stronger than expected economic growth, very easy monetary policy, and fiscal stimulus in the form of $1.9 trillion COVID relief packages and a massive new infrastructure package working through Congress. We are now a little over a year since the market bottomed March 2020, and the returns for risk assets has been spectacular. For example, over the past 6-months, the S&P 500 has gained 28.84%, the Russell 2000 surged 48.04%, and the Bloomberg Barclays U.S. Corporate High Yield Index gained 7.97%. Rising Treasury yields led to losses in long duration bonds. Over the past 6-months the Blomberg Barclays U.S. Aggregate Bond Index lost 1.52% and the U.S. Treasury 7-10 Year Index declined 4.80%.

The Federal Reserve has committed to keeping interest rates anchored at the short end of the curve until there is meaningful improvement in employment. Fed comments suggest they will let the economy run hot for a while and not act preemptively. As such, supply chain shortages, rising inflation expectations, and massive Treasury auctions have resulted in Treasury yields pushing higher. The 10-year Treasury Yield bottomed at 0.50% on March 9, 2020 and rose to 1.63% on April 30, 2021.

Attribution

For the semi-annual period ended April 30, 2021 the Navigator Sentry Managed Volatility Fund (the “Fund) Institutional Shares declined 57.89%. The S&P 500 Inverse Daily Index lost 23.13% and the CBOE Volatility Index (VIX) lost 51.05%.

The Fund’s objective is to provide a hedge component to a more broadly diversified portfolio, in order to protect against large market declines. The Fund is designed to be provide negative correlation to the market and is intended to be only a small allocation to a multi asset class allocation mix. The Fund maintains its strategy of always owning protection in the form of S&P 500 Index put options, and to use methods to short volatility to partially offset the cost of the hedge. The Fund lost value as the market advanced and hedge exposures declined accordingly.

Outlook

We expect the economic re-opening theme to continue in 2021 and look for economic growth to surprise the upside in the U.S. Strong economic growth should provide a tailwind for risk assets and continued strong earnings growth, which is needed to justify lofty equity valuations.

Disclosures

Clark Capital Management Group, Inc. (Clark Capital) is an investment advisor registered with the United States Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended. Registration does not imply a certain level of skill or training. More information about Clark Capital’s advisory services and fees can be found in its Form ADV which is available upon request.

The opinions expressed are those of the Clark Capital Management Group Investment Team. The opinions referenced are as of the date of publication and are subject to change due to changes in the market or economic conditions and may not necessarily come to pass. There is no guarantee of the future performance of any Clark Capital investment portfolio. Nothing herein should be construed as a solicitation, recommendation or an offer to buy, sell or hold any securities, other investments or to adopt any investment strategy or strategies. For educational use only. This information is not intended to serve as investment advice. This material is not intended to be relied upon as a forecast or research. The investment or strategy discussed may not be suitable for all investors. Investors must make their own decisions based on their specific investment objectives and financial circumstances. Past performance does not guarantee future results.

This document may contain certain information that constitutes forward-looking statements which can be identified by the use of forward-looking terminology such as “may,” “expect,” “will,” “hope,” “forecast,” “intend,” “target,” “believe,” and/or comparable terminology (or the negative thereof). No assurance, representation, or warranty is made by any person that any of Clark Capital’s assumptions, expectations, objectives, and/or goals will be achieved. Nothing contained in this document may be relied upon as a guarantee, promise, assurance, or representation as to the future.

Non-investment-grade debt securities (high-yield/junk bonds) may be subject to greater market fluctuations, risk of default or loss of income and principal than higher-rated securities.

The S&P 500 is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The index is widely regarded as the best gauge of large-cap U.S. equities.

The Russell 2000 index measures the performance of the 2,000 smaller companies that are included in the Russell 3000 Index, which itself is made up of nearly all U.S. stocks. The Russell 2000 is widely regarded as a bellwether of the U.S. economy because of its focus on smaller companies that focus on the U.S. market.

The Chicago Board Options Exchange (CBOE) Volatility Index, or VIX, is a real-time market index that represents the market’s expectation of 30-day forward-looking volatility. Derived from the price inputs of the S&P 500 index options, it provides a measure of market risk and investors’ sentiments.

The S&P 500 Inverse Daily Index provides inverse (positive or negative) returns of the S&P 500® by taking a short position in the index.

The Bloomberg Barclays US Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below.

The Bloomberg Barclays US Aggregate Bond Index, or the Agg, is a broad base, market capitalization-weighted bond market index representing intermediate term investment grade bonds traded in the United States.

The Bloomberg Barclays US Treasury: 7-10 Year Index measures US dollar-denominated, fixed-rate, nominal debt issued by the US Treasury with 7-9.9999 years to maturity. Treasury bills are excluded by the maturity constraint but are part of a separate Short Treasury Index.

Past performance does not guarantee future returns. Investors should carefully consider the investment objectives, risks, charges and expenses of the Navigator Funds. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling 1-800-766-2264. The prospectus should be read carefully before investing. The Navigator® Funds are distributed by Northern Lights Distributors, LLC member FINRA/SIPC.

Clark Capital Management Group and Northern Lights Distributors LLC are not affiliated entities.

3125-NLD-6/11/2021

Navigator® Tactical Fixed Income Fund

K. Sean Clark, CFA — Chief Investment Officer

The markets are being driven higher by stronger than expected economic growth, very easy monetary policy, and fiscal stimulus in the form of $1.9 trillion COVID relief packages and a new massive infrastructure package working through Congress. We are now a little over a year since the market bottomed March 2020, and the returns for risk assets has been spectacular. For example, over the past 6-months, the S&P 500 has gained 28.84%, the Russell 2000 surged 48.04%, and the Bloomberg Barclays U.S. Corporate High Yield Index gained 7.97%. Rising Treasury yields led to losses in long duration bonds. Over the past 6-months the Blomberg Barclays U.S. Aggregate Bond Index lost 1.52% and the U.S. Treasury 7-10 Year Index declined 4.80%.

The Federal Reserve has committed to keeping interest rates anchored at the short end of the curve until there is meaningful improvement in employment. Fed comments suggest they will let the economy run hot for a while and not act preemptively. As such, supply chain shortages, rising inflation expectations, and massive Treasury auctions have resulted in Treasury yields pushing higher. The 10-year Treasury Yield bottomed at 0.50% on March 9, 2020 and rose to 1.63% on April 30, 2021.

Attribution

For the semi-annual period ended April 30, 2021, the Navigator Tactical Fixed Income Fund Institutional Shares (the “Fund”) gained 7.79% compared to 7.97% for the Bloomberg Barclays US Corporate High Yield Index and a 1.52% loss for the Bloomberg Barclays US Aggregate Bond Index. It was a challenging period for fixed income as interest rates continue higher.

●	The Fund was in a risk-on bias the entire period and remained fully invested in high yield exposures.

●	Credit and high yield bonds held up very well in the face of rising yields. The strategy’s allocation to high yield bonds proved defensive due to high yield bonds lower duration and interest rate exposure than Treasuries and investment grade bonds.

●	High yield bonds benefitted from the economic reopening theme. Even within high yield, lower quality outperformed, signaling no credit stress.

Outlook

We expect the economic re-opening theme to continue in 2021 and look for economic growth to surprise the upside in the U.S. Strong economic growth should provide for a fairly benign default environment. We continue to favor high yield bonds and the economic backdrop is supportive of continued relative outperformance. However, high yield spreads and riskier CCC bond spreads are now at or near their lowest levels since the 2008 Great Financial Crisis. As long as the macroeconomic backdrop remains favorable, which is our expectation, we could see high yield bonds continue to grind higher.

Disclosures

Clark Capital Management Group, Inc. (Clark Capital) is an investment advisor registered with the United States Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended. Registration does not imply a certain level of skill or training. More information about Clark Capital’s advisory services and fees can be found in its Form ADV which is available upon request.

The opinions expressed are those of the Clark Capital Management Group Investment Team. The opinions referenced are as of the date of publication and are subject to change due to changes in the market or economic conditions and may not necessarily come to pass. There is no guarantee of the future performance of any Clark Capital investment portfolio. Nothing herein should be construed as a solicitation, recommendation or an offer to buy, sell or hold any securities, other investments or to adopt any investment strategy or strategies. For educational use only. This information is not intended to serve as investment advice. This material is not intended to be relied upon as a forecast or research. The investment or strategy discussed may not be suitable for all investors. Investors must make their own decisions based on their specific investment objectives and financial circumstances. Past performance does not guarantee future results.

This document may contain certain information that constitutes forward-looking statements which can be identified by the use of forward-looking terminology such as “may,” “expect,” “will,” “hope,” “forecast,” “intend,” “target,” “believe,” and/or comparable terminology (or the negative thereof). No assurance, representation, or warranty is made by any person that any of Clark Capital’s assumptions, expectations, objectives, and/or goals will be achieved. Nothing contained in this document may be relied upon as a guarantee, promise, assurance, or representation as to the future.

Fixed income securities are subject to certain risks including, but not limited to: interest rate (changes in interest rates may cause a decline in market value or an investment), credit, prepayment, call (some bonds allow the issuer to call a bond for redemption before it matures), and extension (principal repayments may not occur as quickly as anticipated, causing the expected maturity of a security to increase).

Non-investment-grade debt securities (high-yield/junk bonds) may be subject to greater market fluctuations, risk of default or loss of income and principal than higher-rated securities.

The S&P 500 is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The index is widely regarded as the best gauge of large-cap U.S. equities.

The Russell 2000 index measures the performance of the 2,000 smaller companies that are included in the Russell 3000 Index, which itself is made up of nearly all U.S. stocks. The Russell 2000 is widely regarded as a bellwether of the U.S. economy because of its focus on smaller companies that focus on the U.S. market.

The Bloomberg Barclays US Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below.

The Bloomberg Barclays US Aggregate Bond Index, or the Agg, is a broad base, market capitalization-weighted bond market index representing intermediate term investment grade bonds traded in the United States.

The Bloomberg Barclays US Treasury: 7-10 Year Index measures US dollar-denominated, fixed-rate, nominal debt issued by the US Treasury with 7-9.9999 years to maturity. Treasury bills are excluded by the maturity constraint, but are part of a separate Short Treasury Index.

An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation

Past performance does not guarantee future returns. Investors should carefully consider the investment objectives, risks, charges and expenses of the Navigator Funds. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling 1-800-766-2264. The prospectus should be read carefully before investing. The Navigator® Funds are distributed by Northern Lights Distributors, LLC member FINRA/SIPC.

Clark Capital Management Group and Northern Lights Distributors LLC are not affiliated entities.

3126-NLD-6/11/2021

Navigator Ultra Short Bond Fund

Rob Bennett – Senior Portfolio Manager

April 30, 2021

For the semi-annual period ended April 30, 2021, the Navigator Ultra Short Bond Fund (“the Fund”) Class I shares returned 0.48%, compared to the Bloomberg Barclays U.S Bellwethers 1 Year Index return of 0.15%. The Fund was fully invested in a mix of fixed and floating rate short-term debt and benefited as credit spreads continued to tighten due to the easy money policy by the Federal Reserve. The Fund saw outperformance versus its benchmark during this period due to credit tightening.

We expect to invest opportunistically and keep the Fund’s duration shorter than our benchmark as the Federal Reserve continues to stay neutral in the near and intermediate term. We will continue to monitor the short-term markets as new developments arise.

Disclosures

Clark Capital Management Group, Inc. (Clark Capital) is an investment advisor registered with the United States Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended. Registration does not imply a certain level of skill or training. More information about Clark Capital’s advisory services and fees can be found in its Form ADV which is available upon request.

The opinions expressed are those of the Clark Capital Management Group Investment Team. The opinions referenced are as of the date of publication and are subject to change due to changes in the market or economic conditions and may not necessarily come to pass. There is no guarantee of the future performance of any Clark Capital investment portfolio. Nothing herein should be construed as a solicitation, recommendation or an offer to buy, sell or hold any securities, other investments or to adopt any investment strategy or strategies. For educational use only. This information is not intended to serve as investment advice. This material is not intended to be relied upon as a forecast or research. The investment or strategy discussed may not be suitable for all investors. Investors must make their own decisions based on their specific investment objectives and financial circumstances. Past performance does not guarantee future results.

This document may contain certain information that constitutes forward-looking statements which can be identified by the use of forward-looking terminology such as “may,” “expect,” “will,” “hope,” “forecast,” “intend,” “target,” “believe,” and/or comparable terminology (or the negative thereof). No assurance, representation, or warranty is made by any person that any of Clark Capital’s assumptions, expectations, objectives, and/or goals will be achieved. Nothing contained in this document may be relied upon as a guarantee, promise, assurance, or representation as to the future.

Fixed income securities are subject to certain risks including, but not limited to: interest rate (changes in interest rates may cause a decline in market value or an investment), credit, prepayment, call (some bonds allow the issuer to call a bond for redemption before it matures), and extension (principal repayments may not occur as quickly as anticipated, causing the expected maturity of a security to increase).

The Bloomberg Barclays US Treasury Bellweathers 1 Year Index measures the performance of U.S. Treasury securities that have a remaining maturity of at least one (1) year and less than three (3) years.

Past performance does not guarantee future returns. Investors should carefully consider the investment objectives, risks, charges and expenses of the Navigator Funds. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling 1-800-766-2264. The prospectus should be read carefully before investing. The Navigator® Funds are distributed by Northern Lights Distributors, LLC member FINRA/SIPC.

Clark Capital Management Group and Northern Lights Distributors LLC are not affiliated entities.

9088-NLD-6/9/2021

Navigator Equity Hedged Fund

PORTFOLIO REVIEW (Unaudited)

The Fund’s performance figures for the periods ended April 30, 2021 compared to its benchmarks:

			Annualized
	Six Months	One Year	Five Year	Since Inception*
Navigator Equity Hedged Fund:
Class A	31.63%	49.04%	10.60%	4.40%
Class A with load of 5.50%	24.37%	40.80%	9.37%	3.84%
Class C	31.21%	48.05%	9.79%	3.63%
Class I	31.72%	49.53%	10.89%	4.67%
MSCI World Index	29.10%	45.33%	14.03%	10.57%
HFRX Equity Hedge Index	14.57%	22.11%	4.68%	1.39%

*	Fund commenced operations on December 28, 2010.

The “MSCI World Index” is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance consisting of 23 developed market country indices. Investors cannot invest directly in an index or benchmark.

The HFRX Equity Hedge Index is designed to be representative of equity hedge strategies which maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. The referenced index is shown for general market comparisons and is not meant to represent the Fund. Investors cannot invest directly in an index or benchmark; unmanaged index returns do not reflect any fees, expenses or sales charges.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The chart does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. Per the fee table in the Fund’s February 28, 2021 prospectus, the total annual operating expenses before fee waivers are 1.90%, 2.65% and 1.65% for the Fund’s Class A, Class C and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 5.50% imposed on purchases. For performance information current to the most recent month-end, please call 1-877-766-2264.

PORTFOLIO COMPOSITION+ (Unaudited)

Exchange Traded Funds	75.7%	Collateral For Securities Loaned	13.5%
Equity Fund	75.7%	Mutual Fund	4.4%
		Asset Allocation	4.4%
		Short - Term Investments	6.4%

			100.0%

+	Based on Portfolio Market Value as of April 30, 2021. Please refer to the Fund’s Portfolio of Investments in the report for a detailed listing of the Fund’s holdings.

Navigator Sentry Managed Volatility Fund

PORTFOLIO REVIEW (Unaudited)

The Fund’s performance figures for the period ended April 30, 2021 compared to its benchmark:

			Annualized
	Six Months	One Year	Five Years	Since Inception*
Navigator Sentry Managed Volatility Fund:
Class A	(56.58)%	(61.63)%	(41.06)%	(37.94)%
Class A with load of 3.75%	(58.23)%	(62.92)%	(41.51)%	(38.27)%
Class C	(57.33)%	(62.79)%	(41.47)%	(38.21)%
Class I	(56.58)%	(61.63)%	(41.11)%	(37.94)%
S&P 500 Inverse Daily Index	23.13%	33.59%	15.97%	13.61%

*	Fund commenced operations on March 6, 2014.

The S&P 500 Inverse Daily Index provides inverse (positive or negative) returns of the S&P 500® by taking a short position in the index. Investors cannot invest directly in an index or benchmark.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The chart does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. Per the fee table in the Fund’s February 28, 2021 prospectus, the total annual operating expenses before fee waivers are 3.65%, 4.40% and 3.40% for the Fund’s Class A, Class C and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 3.75% imposed on purchases. For performance information current to the most recent month-end, please call 1-877-766-2264.

PORTFOLIO COMPOSITION** (Unaudited)

Options Purchased +	11.6%
Short-Term Investments	88.4%
100.0%

**	Based on Portfolio Market Value as of April 30, 2021. Please refer to the Fund’s Portfolio of Investments in the report for a detailed listing of the Fund’s holdings.

+	Options purchased percentage is netted with options written.

Navigator Tactical Fixed Income Fund

PORTFOLIO REVIEW (Unaudited)

The Fund’s performance figures for the period ended April 30, 2021 compared to its benchmark:

			Annualized
	Six Months	One Year	Five Years	Since Inception*
Navigator Tactical Fixed Income Fund:
Class A	7.68%	10.81%	6.14%	5.12%
Class A with load of 3.75%	3.68%	6.68%	5.34%	4.56%
Class C	7.35%	10.04%	5.36%	4.36%
Class I	7.79%	11.04%	6.42%	5.40%
Bloomberg Barclays U.S. Corporate High Yield Bond Index	7.97%	19.67%	7.46%	5.53%

*	Fund commenced operations on March 27, 2014.

The Bloomberg Barclays U.S. Corporate High Yield Bond Index is a market value-weighted index which covers the U.S. non-investment grade fixed-rate debt market. Investors cannot invest directly in an index or benchmark.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The chart does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. Per the fee table in the Fund’s February 28, 2021 prospectus, the total annual operating expenses before fee waivers are 1.33%, 2.08% and 1.08% for the Fund’s Class A, Class C and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 3.75% imposed on purchases. For performance information current to the most recent month-end, please call 1-877-766-2264.

PORTFOLIO COMPOSITION** (Unaudited)

Corporate Bonds	36.4%
Exchange Traded Funds	19.7%
Collateral for Securities Loaned	19.0%
Mutual Fund	1.9%
Municipal Bonds & Notes	0.5%
Options Purchased +	0.2%
Agency Bonds	0.2%
U.S. Government & Agencies	0.2%
Short-Term Investments	21.9%
100.0%

**	Based on Portfolio Market Value as of April 30, 2021. Please refer to the Fund’s Portfolio of Investments in the report for a detailed listing of the Fund’s holdings.

+	Options purchased percentage is netted with options written.

Navigator Ultra Short Bond Fund

PORTFOLIO REVIEW (Unaudited)

The Fund’s performance figures for the period ended April 30, 2021 compared to its benchmark:

	Six months	One Year	Since Inception*
Navigator Ultra Short Bond Fund:
Class A	0.44%	2.20%	2.42%
Class A with load of 3.75%	(3.28)%	(1.65)%	0.57%
Class I	0.48%	2.39%	1.80%
Bloomberg Barclays U.S. Treasury Bellwethers: 1 Year Index	0.15%	0.28%	1.95%

*	Fund commenced operations on March 21, 2019. Start of performance is March 25, 2019.

Bloomberg Barclays U.S. Treasury Bellwethers: 1 Year Index measures the performance of the U.S. government bond market and includes public obligations of the U.S. Treasury with a maturity of up to a year. Investors cannot invest directly in an index or benchmark.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The chart does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. Per the fee table in the Fund’s February 28, 2021 prospectus, the total annual operating expenses are 0.89% and 0.64% for the Fund’s Class A and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 3.75% imposed on purchases. For performance information current to the most recent month-end, please call 1-877-766-2264.

PORTFOLIO COMPOSITION+ (Unaudited)

Corporate Bonds	86.3%
Municipal Bonds & Notes	5.9%
Short - Term Investments	7.8%
100.0%

+	Based on Portfolio Market Value as of April 30, 2021. Please refer to the Fund’s Portfolio of Investments in the report for a detailed listing of the Fund’s holdings.

Navigator Equity Hedged Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2021

Shares		Value
	EXCHANGE TRADED FUNDS - 87.2%
	EQUITY FUNDS - 87.2%
51,180	Invesco BuyBack Achievers ETF (a)	$4,488,998
64,919	Invesco International BuyBack Achievers ETF	2,888,246
3,273	iShares PHLX Semiconductor ETF (a)	1,381,304
5,557	iShares Transportation Average ETF (a)	1,500,779
12,176	iShares U.S. Broker-Dealers & Securities Exchanges ETF (a)	1,184,725
17,786	SPDR S&P 400 Mid Cap Value ETF	1,219,052
38,814	SPDR S&P Bank ETF	2,081,595
30,813	SPDR S&P Homebuilders ETF (a)	2,321,760
59,877	SPDR S&P Metals & Mining ETF (a)	2,422,624
32,054	SPDR S&P Regional Banking ETF (a)	2,192,173
22,391	SPDR S&P Retail ETF (a)	2,078,333
26,598	VanEck Vectors Steel ETF (a)	1,573,804
10,646	Vanguard Industrials ETF	2,087,148
11,788	Vanguard Materials ETF	2,140,229
	TOTAL EXCHANGE TRADED FUNDS (Cost - $26,401,502)	29,560,770

	MUTUAL FUND - 5.1%
	ASSET ALLOCATION - 5.1%
5,419,325	Navigator Sentry Managed Volatility Fund - Class I * #	1,734,184
	TOTAL MUTUAL FUND (Cost - $3,992,257)

	SHORT-TERM INVESTMENTS - 7.4%
	MONEY MARKET FUNDS - 7.4%
6,240	Dreyfus Money Market Fund, Inc. - Service Shares, 0.01% +	6,240
2,488,845	Dreyfus Treasury Obligations Cash Management Fund Institutional Class, 0.01% +	2,488,845
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,495,085)	2,495,085

	COLLATERAL FOR SECURITIES LOANED- 15.6%
5,295,885	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Shares, 0.03% + (b)	5,295,885
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $5,295,885)

	TOTAL INVESTMENTS - 115.3% (Cost - $38,184,729)	$39,085,924
	LIABILITIES IN EXCESS OF OTHER ASSETS - (15.3)%	(5,180,361)
	NET ASSETS - 100.0%	$33,905,563

ETF - Exchange-Traded Fund

*	Non-income producing.

#	Affiliated Security.

+	Money market fund; interest rate reflects seven-day effective yield on April 30, 2021.

(a)	All or a portion of the security is on loan. Total loaned securities had a value of $5,604,378 at April 30, 2021.

(b)	Security purchased with cash proceeds of securities lending collateral. Non-cash collateral amounted to $424,493.

The accompanying notes are an integral part of these financial statements.

Navigator Sentry Managed Volatility Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2021

Shares
				Notional
Contracts ^		Strike Price	Expiration	Amount	Value
	OPTIONS PURCHASED * - 45.2%
	CALL OPTIONS PURCHASED - 13.3%
2,500	iPath Series B S&P 500 VIX Short-Term Futures ETN	$38.50	May-21	$9,625,000	$900,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $822,882)

	PUT OPTIONS PURCHASED - 31.9%
400	S&P 500 Index	4,100.00	June-21	164,000,000	2,167,600
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,112,834)

	TOTAL OPTIONS PURCHASED (Cost - $2,935,716)				3,067,600

Shares
	SHORT-TERM INVESTMENTS - 91.3%
	MONEY MARKET FUND - 91.3%
6,007,549	Dreyfus Treasury Obligations Cash Management Fund - Institutional Class, 0.01% +				6,007,549
185,514	General Government Securities Money Market Fund, Inc. Class B, 0.01% +				185,514
	TOTAL SHORT-TERM INVESTMENTS (Cost - $6,193,063)				6,193,063

	TOTAL INVESTMENTS - 136.5% (Cost - $9,128,779)				$9,260,663
	OPTIONS WRITTEN (Premiums Received - $2,156,829) - (33.2)%				(2,253,500)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.3)%				(221,461)
	NET ASSETS - 100.0%				$6,785,702

Contracts ^		Strike Price	Expiration	Notional Amount
	OPTIONS WRITTEN * - (33.2)%
	CALL OPTIONS WRITTEN - (16.5)%
(2,500)	iPath Series B S&P 500 VIX Short-Term Futures ETN	$36.50	May-21	$(9,125,000)	$(1,117,500)
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $1,037,663)

	PUT OPTIONS WRITTEN - (16.7)%
(400)	S&P 500 Index	3,950.00	June-21	(158,000,000)	(1,136,000)
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $1,119,166)

	TOTAL OPTIONS WRITTEN (Premiums Received - $2,156,829)				$(2,253,500)

*	Non-income producing.

+	Money market fund; interest rate reflects seven-day effective yield on April 30, 2021.

^	Each option contract allows the Fund to purchase/sell 100 shares of the underlying security or futures contract at the strike price.

ETN - Exchange-Traded Note

The accompanying notes are an integral part of these financial statements.

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2021

Shares				Value
	EXCHANGE TRADED FUNDS - 22.7%
	DEBT FUNDS - 22.7%
14,666,289	iShares iBoxx High Yield Corporate Bond ETF (a)			$1,282,420,310
3,800,983	SPDR Bloomberg Barclays High Yield Bond ETF (a)			415,105,354
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,672,721,347)			1,697,525,664

	MUTUAL FUNDS - 2.2%
	DEBT FUNDS - 2.2%
8,968,617	Eaton Vance Income Fund of Boston - Institutional Shares			50,134,568
4,217,912	JPMorgan High Yield Fund - Class I			30,495,504
4,158,310	Lord Abbett High Yield Fund - Class I			31,395,244
5,124,291	Navigator Ultra Short Bond Fund - Class I #			51,550,367
	TOTAL MUTUAL FUNDS (Cost - $157,464,059)			163,575,683

Principal Amount ($)		Coupon Rate (%)	Maturity
	AGENCY BONDS - 0.2%
	GOVERNMENT SPONSORED - 0.2%
10,000,000	Federal Farm Credit Banks, 1 mo. LIBOR + 0.020% **	0.135	9/17/2021	10,003,034
10,000,000	Federal Farm Credit Banks, SOFR + 0.080% **	0.090	10/14/2022	10,007,226
	TOTAL AGENCY BONDS (Cost - $19,998,503)			20,010,260

	CORPORATE BONDS - 42.0%
	AEROSPACE & DEFENSE - 0.5%
23,000,000	Boeing Co.	1.167	2/4/2023	23,093,746
2,000,000	Boeing Co.	1.433	2/4/2024	2,006,025
10,000,000	Boeing Co.	2.300	8/1/2021	10,045,251
2,000,000	Boeing Co.	4.508	5/1/2023	2,137,755
				37,282,777
	ASSET MANAGEMENT - 0.6%
22,000,000	Charles Schwab Corp.	0.750	3/18/2024	22,148,824
900,000	Golub Capital BDC, Inc.	3.375	4/15/2024	937,725
2,000,000	TD Ameritrade Holding Corp., 3 mo. LIBOR + 0.430% **	2.950	4/1/2022	2,040,444
20,738,000	TD Ameritrade Holding Corp., 3 mo. LIBOR + 0.430% **	0.635	11/1/2021	20,778,639
				45,905,632
	AUTOMOTIVE - 5.2%
30,000,000	American Honda Finance Corp., 3 mo. LIBOR + 0.120% **	0.306	1/21/2022	30,009,078
38,600,000	American Honda Finance Corp., 3 mo. LIBOR + 0.350% **	0.527	6/11/2021	38,616,184
4,000,000	American Honda Finance Corp.	0.875	7/7/2023	4,040,321
9,750,000	BMW US Capital LLC, 3 mo. LIBOR + 0.500% ** - 144A	0.698	8/13/2021	9,764,007
10,000,000	Daimler Finance North America LLC - 144A	2.000	7/6/2021	10,030,331
57,785,000	Daimler Finance North America LLC, 3 mo. LIBOR + 0.900% ** - 144A	1.094	2/15/2022	58,141,506
12,476,000	Ford Motor Credit Co. LLC, 3 mo. LIBOR + 3.140% **	3.340	1/7/2022	12,598,751
8,672,000	General Motors Co., 3 mo. LIBOR + 0.900% **	1.083	9/10/2021	8,691,765
2,000,000	General Motors Co.	5.400	10/2/2023	2,215,228
2,000,000	General Motors Co.	5.200	3/20/2023	2,166,690
4,000,000	Goodyear Tire & Rubber Co.	5.125	11/15/2023	4,005,400
4,800,000	Harley-Davidson Financial Services, Inc. - 144A	4.050	2/4/2022	4,929,333
7,126,000	Hyundai Capital America, 3 mo. LIBOR + 0.940% ** - 144A	1.137	7/8/2021	7,131,793
5,500,000	Nissan Motor Acceptance Corp. - 144A	1.900	9/14/2021	5,525,148
40,000,000	Toyota Motor Credit Corp., 3 mo. LIBOR + 0.125% **	0.319	8/13/2021	40,010,766
29,828,000	Toyota Motor Credit Corp., 3 mo. LIBOR + 0.150% **	0.348	2/14/2022	29,855,497
700,000	Toyota Motor Credit Corp.	0.450	1/11/2024	700,187
50,000,000	Toyota Motor Credit Corp., 3 mo. LIBOR + 0.290% **	0.490	10/7/2021	50,056,269
2,000,000	Toyota Motor Credit Corp.	0.500	8/14/2023	2,007,694
2,000,000	Toyota Motor Credit Corp.	0.681	3/25/2024	2,008,775
19,600,000	Volkswagen Group of America Finance LLC, 3 mo. LIBOR + 0.860% ** - 144A	1.051	9/24/2021	19,662,228
16,143,000	Volkswagen Group of America Finance LLC - 144A	2.500	9/24/2021	16,284,179
31,670,000	Volkswagen Group of America Finance LLC - 144A	4.000	11/12/2021	32,281,612
				390,732,742

The accompanying notes are an integral part of these financial statements.

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 42.0% (continued)
	BANKING - 6.7%
35,875,000	Australia & New Zealand Banking Group Ltd., 3 mo. LIBOR + 0.460% ** - 144A	0.652	5/17/2021	$35,881,565
4,000,000	Bank of America Corp., 3 mo. LIBOR + 0.790% **	3.004	12/20/2023	4,158,901
9,200,000	Bank of America Corp., 3 mo. LIBOR + 1.160% **	3.124	1/20/2023	9,383,831
20,000,000	Bank of Montreal, 3 mo. LIBOR + 0.400% **	0.583	9/10/2021	20,026,147
2,000,000	Bank of Montreal	2.900	3/26/2022	2,048,776
2,000,000	Bank of Nova Scotia	1.625	5/1/2023	2,049,251
2,000,000	Barclays plc, 3 mo. LIBOR + 1.356% **	4.338	5/16/2024	2,141,448
28,196,000	Citibank NA, 3 mo. LIBOR + 0.570% **	0.743	7/23/2021	28,216,083
25,100,000	Citigroup, Inc., 3 mo. LIBOR + 0.960% **	1.136	4/25/2022	25,292,768
10,994,000	Citigroup, Inc., 3 mo. LIBOR + 1.190% **	1.392	8/2/2021	11,025,322
3,000,000	Citigroup, Inc., SOFR + 0.686% **	0.776	10/30/2024	3,004,421
17,340,000	Citizens Bank NA/Providence RI, 3 mo. LIBOR + 0.720% **	0.918	2/14/2022	17,413,875
2,000,000	Cooperatieve Rabobank UA	0.375	1/12/2024	1,994,658
2,000,000	Cooperatieve Rabobank UA	2.750	1/10/2023	2,083,732
35,000,000	Credit Suisse AG/New York NY, SOFR +0.450% **	0.460	2/4/2022	34,988,620
2,580,000	Deutsche Bank AG, 3 mo. LIBOR + 1.190% **	1.384	11/16/2022	2,598,351
20,373,000	Deutsche Bank AG	4.250	10/14/2021	20,719,554
7,680,000	Discover Bank	3.200	8/9/2021	7,721,911
6,060,000	DNB Bank ASA, 3 mo. LIBOR + 1.070% ** - 144A	1.258	6/2/2021	6,065,366
2,000,000	HSBC Holdings plc, 3 mo. LIBOR + 1.055% **	3.262	3/13/2023	2,047,837
500,000	Huntington National Bank	3.125	4/1/2022	512,320
2,000,000	JPMorgan Chase & Co., SOFR + 0.420% **	0.563	2/16/2025	1,988,716
1,100,000	JPMorgan Chase & Co., SOFR + 0.600% **	0.653	9/16/2024	1,102,028
2,000,000	JPMorgan Chase & Co., SOFR + 0.580% **	0.697	3/16/2024	2,007,169
2,000,000	JPMorgan Chase & Co., 3 mo. LIBOR + 0.935% **	2.776	4/25/2023	2,047,764
2,000,000	Lloyds Banking Group plc	4.050	8/16/2023	2,156,184
25,000,000	Macquarie Bank Ltd., 3 mo. LIBOR + 0.450% ** - 144A	0.643	8/6/2021	25,027,541
2,000,000	Mitsubishi UFJ Financial Group, Inc., 5 yr. USD swaps + 0.680% **	0.848	9/15/2024	2,005,944
2,000,000	Mitsubishi UFJ Financial Group, Inc.	2.665	7/25/2022	2,055,619
2,000,000	Mizuho Financial Group, Inc., SOFR + 0.872% **	0.849	9/8/2024	2,006,032
18,000,000	National Australia Bank Ltd., 3 mo. LIBOR + 0.890% ** - 144A	1.078	1/10/2022	18,109,796
2,500,000	Natwest Group plc	3.875	9/12/2023	2,683,883
2,000,000	PNC Financial Services Group, Inc.	3.500	1/23/2024	2,155,799
2,000,000	Royal Bank of Canada	0.425	1/19/2024	1,994,213
2,000,000	Sumitomo Mitsui Financial Group, Inc.	0.508	1/12/2024	1,996,511
600,000	Sumitomo Mitsui Financial Group, Inc.	2.784	7/12/2022	617,516
600,000	Sumitomo Mitsui Financial Group, Inc.	3.748	7/19/2023	642,851
57,750,000	Toronto-Dominion Bank, 3 mo. LIBOR + 0.300% **	0.505	7/30/2021	57,785,938
2,000,000	Toronto-Dominion Bank	0.250	1/6/2023	1,999,046
4,000,000	Truist Financial Corp.	3.050	6/20/2022	4,117,695
1,000,000	US Bancorp	3.000	3/15/2022	1,022,146
2,000,000	US Bancorp	3.375	2/5/2024	2,158,021
75,000,000	US Bank NA/Cincinnati OH, 3 mo. LIBOR + 0.180% **	0.366	1/21/2022	75,067,903
26,600,000	Wells Fargo Bank NA., 3 mo. LIBOR + 0.650% **	2.082	9/9/2022	26,767,672
1,700,000	Wells Fargo Bank NA	3.550	8/14/2023	1,819,779
21,914,000	Wells Fargo & Co.	2.100	7/26/2021	22,010,493
2,000,000	Wells Fargo & Co.	3.750	1/24/2024	2,164,611
2,000,000	Westpac Banking Corp.	2.750	1/11/2023	2,083,637
				504,969,244
	BEVERAGES - 1.3%
8,648,000	Heineken N.V. - 144A	3.400	4/1/2022	8,889,874
2,000,000	Keurig Dr Pepper, Inc.	0.750	3/15/2024	2,000,834
70,540,000	Keurig Dr Pepper, Inc.	3.551	5/25/2021	70,677,421
15,400,000	Molson Coors Beverage Co.	2.100	7/15/2021	15,434,809
2,000,000	PepsiCo, Inc.	0.400	10/7/2023	2,005,686
				99,008,624

	BIOTECH & PHARMA - 2.5%
25,000,000	AbbVie, Inc.	2.150	11/19/2021	25,249,048
2,000,000	AbbVie, Inc.	3.450	3/15/2022	2,043,011
42,800,000	AbbVie, Inc., 3 mo. LIBOR + 0.350% **	0.532	5/21/2021	42,805,867
35,000,000	AbbVie, Inc., 3 mo. LIBOR + 0.460% **	0.641	11/19/2021	35,051,727
8,720,000	AbbVie, Inc., 3 mo. LIBOR + 0.650% **	0.832	11/21/2022	8,776,396
51,720,000	Bayer U.S. Finance II LLC, 3 mo. LIBOR + 0.630% - 144A **	0.831	6/25/2021	51,740,140
16,535,000	Bayer U.S. Finance II LLC - 144A **	2.750	7/15/2021	16,618,908
4,000,000	Bristol-Myers Squibb Co.	0.537	11/13/2023	4,004,608
2,000,000	GlaxoSmithKline Capital plc	0.534	10/1/2023	2,001,736
2,000,000	Jazz Securities DAC - 144A	4.375	1/15/2029	2,047,500
				190,338,941
	CABLE & SATELLITE - 0.0%
1,200,000	Cequel Communications Holdings I LLC / Cequel Capital Corp. - 144A	7.500	4/1/2028	1,281,162

The accompanying notes are an integral part of these financial statements.

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 42.0% (continued)
	CHEMICALS - 0.3%
2,000,000	DuPont de Nemours, Inc.	2.169	5/1/2023	$2,007,775
1,100,000	DuPont de Nemours, Inc.	4.205	11/15/2023	1,193,327
11,721,000	Eastman Chemical Co.	3.500	12/1/2021	11,935,596
7,708,000	Mosaic Co.	3.750	11/15/2021	7,777,252
				22,913,950
	DIVERSIFIED INDUSTRIALS - 0.0%
2,000,000	Honeywell International, Inc.	0.483	8/19/2022	2,001,821

	E-COMMERCE DISCRETIONARY - 0.5%
33,575,000	eBay, Inc., 3 mo. LIBOR + 0.630% **	1.082	1/30/2023	33,944,286

	ELECTRIC UTILITIES - 2.6%
16,380,000	CenterPoint Energy, Inc.	3.600	11/1/2021	16,647,842
18,250,000	Duke Energy Corp.	1.800	9/1/2021	18,320,110
500,000	Exelon Generation Co., LLC	3.400	3/15/2022	511,451
49,000,000	NextEra Energy Capital Holdings, Inc., 3 mo. LIBOR + 0.270% **	0.452	2/22/2023	49,007,468
2,000,000	NextEra Energy Capital Holdings, Inc.	0.650	3/1/2023	2,006,601
30,536,000	NextEra Energy Capital Holdings, Inc., 3 mo. LIBOR + 0.480% **	0.672	5/4/2021	30,536,000
13,218,000	NextEra Energy Capital Holdings, Inc., 3 mo. LIBOR + 0.550% **	0.740	8/28/2021	13,222,360
6,025,000	NextEra Energy Capital Holdings, Inc., 3 mo. LIBOR + 0.720% **	0.908	2/25/2022	6,052,451
700,000	Pacific Gas and Electric Co.	1.750	6/16/2022	700,627
14,892,000	Public Service Enterprise Group, Inc.	2.000	11/15/2021	15,005,728
31,265,000	Southern California Edison Co., 3 mo. LIBOR + 0.270% **	0.454	12/3/2021	31,265,949
1,100,000	Southern California Edison Co.	3.875	6/1/2021	1,102,788
2,000,000	Southern Co.	0.600	2/26/2024	1,996,870
4,556,000	Southern Co.	2.350	7/1/2021	4,563,426
				190,939,671
	ELECTRICAL EQUIPMENT - 0.5%
25,000,000	Siemens Financieringsmaatschappij N.V. - 144A	0.400	3/11/2023	25,058,045
10,000,000	Siemens Financieringsmaatschappij N.V. - 144A	0.650	3/11/2024	10,026,002
				35,084,047
	ENTERTAINMENT CONTENT - 0.2%
1,000,000	Discovery Communications, LLC	2.950	3/20/2023	1,043,202
5,040,000	TWDC Enterprises 18 Corp., 3 mo. LIBOR + 0.390% **	0.573	3/4/2022	5,055,898
11,001,000	TWDC Enterprises 18 Corp.	2.450	3/4/2022	11,202,252
				17,301,352
	FOOD - 1.9%
5,700,000	Conagra Brands, Inc.	3.250	9/15/2022	5,910,928
36,863,000	Danone S.A. - 144A	2.077	11/2/2021	37,135,296
41,969,000	J M Smucker Co.	3.000	3/15/2022	42,930,823
24,377,000	Mondelez International Holdings Netherlands BV - 144A	2.000	10/28/2021	24,542,820
8,889,000	Smithfield Foods, Inc. - 144A	3.350	2/1/2022	9,051,505
23,773,000	Tyson Foods, Inc.	2.250	8/23/2021	23,878,220
				143,449,592
	HEALTHCARE FACILITIES & SERVICES - 0.6%
25,000,000	AmerisourceBergen Corp.	0.737	3/15/2023	25,069,910
1,700,000	Anthem, Inc.	0.450	3/15/2023	1,702,837
6,043,000	Cardinal Health, Inc.	2.616	6/15/2022	6,176,618
2,000,000	Cigna Corp.	0.613	3/15/2024	1,997,995
2,000,000	Cigna Corp.	3.750	7/15/2023	2,136,126
2,000,000	CVS Health Corp.	3.700	3/9/2023	2,117,199
2,000,000	UnitedHealth Group, Inc.	2.875	3/15/2022	2,032,805
				41,233,490
	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.2%
14,750,000	Hillman Group, Inc. - 144A	6.375	7/15/2022	14,773,969

	INSTITUTIONAL FINANCIAL SERVICES - 3.7%
2,000,000	Bank of New York Mellon Corp.	1.600	4/24/2025	2,060,125
2,000,000	Bank of New York Mellon Corp.	2.950	1/29/2023	2,088,235
2,000,000	Credit Suisse Group A.G.	3.800	6/9/2023	2,126,268
52,000,000	Goldman Sachs Group, Inc.	0.481	1/27/2023	52,033,901
1,900,000	Goldman Sachs Group, Inc.	0.523	3/8/2023	1,902,021
2,000,000	Goldman Sachs Group, Inc., SOFR + 0.572% **	0.673	3/8/2024	2,003,064
100,000,000	Goldman Sachs Group, Inc., 3 mo. LIBOR + 0.700% **	0.966	10/31/2022	100,279,454
48,662,000	Morgan Stanley	2.625	11/17/2021	49,296,624
4,000,000	Morgan Stanley, SOFR + 0.450% **	0.529	1/25/2024	3,998,446
35,000,000	Morgan Stanley, SOFR + 0.700% **	0.710	1/20/2023	35,095,471
25,000,000	Nasdaq, Inc.	0.445	12/21/2022	25,010,712
				275,894,321
	INSURANCE - 4.3%
1,800,000	Aflac, Inc.	3.625	6/15/2023	1,924,357
700,000	Allstate Corp., 3 mo. LIBOR + 0.430% **	3.150	6/15/2023	739,884
2,000,000	American International Group, Inc.	4.125	2/15/2024	2,188,368
20,000,000	Equitable Financial Life Global Funding, - 144A	0.500	4/6/2023	20,027,886
98,250,000	Jackson National Life Global Funding, SOFR + 0.500% - 144A **	0.514	5/27/2021	98,269,608
25,000,000	MassMutual Global Funding II, 3 mo. LIBOR + 0.150% - 144A **	0.350	1/7/2022	25,018,471
25,000,000	MET Tower Global Funding, SOFR + 0.550% - 144A**	0.560	1/17/2023	25,132,562
35,000,000	Metropolitan Life Global Funding I, SOFR + 0.500% - 144A **	0.514	5/28/2021	35,008,633
14,500,000	Metropolitan Life Global Funding I, SOFR + 0.570% - 144A **	0.580	1/13/2023	14,583,255
40,000,000	New York Life Global Funding, 3 mo. LIBOR + 0.280% - 144A **	0.466	1/21/2022	40,070,434
62,000,000	Northwestern Mutual Global Funding, - 144A	0.600	3/25/2024	62,048,548
				325,012,006

The accompanying notes are an integral part of these financial statements.

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 42.0% (continued)
	INTERNET MEDIA & SERVICES - 0.2%
5,659,000	Alphabet, Inc.	3.625	5/19/2021	$5,667,181
9,328,000	Netflix, Inc.	5.500	2/15/2022	9,683,817
				15,350,998
	LEISURE FACILITIES & SERVICES - 1.2%
6,960,000	Marriott International, Inc.	3.125	10/15/2021	6,993,490
13,981,000	McDonald’s Corp.	2.625	1/15/2022	14,211,252
71,650,000	McDonald’s Corp., 3 mo. LIBOR + 0.430% **	0.614	10/28/2021	71,782,191
				92,986,933
	MACHINERY - 1.3%
2,000,000	Caterpillar Financial Services Corp.	0.250	3/1/2023	2,003,146
10,000,000	Caterpillar Financial Services Corp., 3 mo. LIBOR + 0.200% **	0.401	11/12/2021	10,013,559
20,000,000	Caterpillar Financial Services Corp., 3 mo. LIBOR + 0.220% **	0.414	1/6/2022	20,022,489
49,000,000	Caterpillar Financial Services Corp., 3 mo. LIBOR + 0.390% **	0.582	5/17/2021	49,008,086
700,000	CNH Industrial Capital, LLC	4.375	4/5/2022	724,210
2,000,000	John Deere Capital Corp.	0.700	7/5/2023	2,017,855
10,500,000	John Deere Capital Corp., 3 mo. LIBOR + 0.400% **	0.576	6/7/2021	10,504,134
				94,293,479
	MEDICAL EQUIPMENT & DEVICES -0.4%
32,000,000	Illumina, Inc.	0.550	3/23/2023	32,010,580

	OIL & GAS PRODUCERS - 0.9%
2,000,000	BP Capital Markets America, Inc.	2.937	4/6/2023	2,097,011
2,000,000	Chevron Corp.	2.411	3/3/2022	2,029,344
28,000,000	Chevron Corp., 3 mo. LIBOR + 0.950% **	1.144	5/16/2021	28,009,398
600,000	Chevron USA, Inc.	0.333	8/12/2022	601,085
20,835,000	Chevron USA, Inc., 3 mo. LIBOR + 0.110% **	0.311	8/12/2022	20,850,131
1,500,000	Diamondback Energy, Inc.	0.900	3/24/2023	1,500,704
2,000,000	Energy Transfer Operating LP	4.250	3/15/2023	2,104,845
2,000,000	Enterprise Products Operating, LLC	3.500	2/1/2022	2,046,896
2,000,000	Exxon Mobil Corp.	1.571	4/15/2023	2,050,596
2,000,000	Shell International Finance BV	0.375	9/15/2023	2,001,938
2,000,000	Valero Energy Corp.	2.700	4/15/2023	2,079,826
2,000,000	Williams Companies, Inc.	3.600	3/15/2022	2,044,366
				67,416,140
	REITS - 0.0%
800,000	ERP Operating, L.P.	4.625	12/15/2021	812,388

	RETAIL CONSUMER STAPLES- 1.3%
19,000,000	7-Eleven, Inc. - 144A	0.625	2/10/2023	19,021,189
56,326,000	7-Eleven, Inc., 3 mo. LIBOR + 0.450% ** - 144A	0.645	8/10/2022	56,372,257
16,700,000	Walgreens Boots Alliance, Inc.	3.300	11/18/2021	16,867,464
500,000	Walmart, Inc.	3.125	6/23/2021	501,859
2,000,000	Walmart, Inc.	3.400	6/26/2023	2,130,645
				94,893,414
	SEMICONDUCTORS - 0.2%
10,086,000	Microchip Technology, Inc.	3.922	6/1/2021	10,112,382
2,000,000	Microchip Technology, Inc. - 144A	0.972	2/15/2024	1,997,935
				12,110,317
	SOFTWARE - 1.4%
1,500,000	Microsoft Corp.	2.400	2/6/2022	1,523,027
2,000,000	Microsoft Corp.	2.875	2/6/2024	2,129,533
22,590,000	Oracle Corp.	1.900	9/15/2021	22,696,409
31,704,000	Oracle Corp.	2.500	5/15/2022	32,310,727
42,418,000	VMware, Inc.	2.950	8/21/2022	43,697,026
				102,356,722
	SPECIALTY FINANCE - 1.1%
4,000,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500	9/15/2023	4,307,812
500,000	Air Lease Corp.	3.500	1/15/2022	510,520
8,474,000	Air Lease Corp., 3 mo. LIBOR + 0.670% **	0.854	6/3/2021	8,475,003
2,000,000	American Express Co.	2.750	5/20/2022	2,048,572
2,000,000	American Express Co.	3.400	2/27/2023	2,107,822
17,997,000	American Express Co.	3.700	11/5/2021	18,265,449
20,000,000	American Express Co., 3 mo. LIBOR + 0.600% **	0.795	11/5/2021	20,045,130
2,000,000	Capital One Financial Corp.	3.500	6/15/2023	2,127,424
22,791,000	Capital One Financial Corp.	4.750	7/15/2021	22,995,215
				80,882,947
	TECHNOLOGY HARDWARE - 0.2%
4,000,000	Apple, Inc.	2.400	5/3/2023	4,169,801
8,653,000	Plantronics, Inc. - 144A	5.500	5/31/2023	8,680,041
				12,849,842
	TECHNOLOGY SERVICES - 0.8%
600,000	Fiserv, Inc.	3.800	10/1/2023	645,094
3,700,000	International Business Machines Corp.	2.850	5/13/2022	3,800,736
30,000,000	International Business Machines Corp., 3 mo. LIBOR + 0.400% **	0.594	5/13/2021	30,003,765
26,620,000	PayPal Holdings, Inc.	2.200	9/26/2022	27,281,808
				61,731,403

The accompanying notes are an integral part of these financial statements.

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 42.0% (continued)
	TELECOMMUNICATIONS - 1.2%
18,280,000	Rogers Communications, Inc., 3 mo. LIBOR + 0.600% **	0.787	3/22/2022	$18,343,172
9,239,000	Sprint Corp.	7.250	9/15/2021	9,446,416
37,000,000	Verizon Communications, Inc.	0.750	3/22/2024	37,162,942
1,100,000	Verizon Communications, Inc.	4.150	3/15/2024	1,201,346
2,000,000	Verizon Communications, Inc.	5.150	9/15/2023	2,215,411
18,787,000	Verizon Communications, Inc., 3 mo. LIBOR + 1.000% **	1.190	3/16/2022	18,943,141
				87,312,428
	TOBACCO & CANNABIS - 0.1%
7,281,000	Altria Group, Inc.	4.750	5/5/2021	7,281,864
900,000	Philip Morris International, Inc.	1.125	5/1/2023	913,529
				8,195,393
	TRANSPORTATION & LOGISTICS - 0.1%
800,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd. - 144A	5.500	4/20/2026	841,000
800,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd. - 144A	5.750	4/20/2029	858,200
750,000	Delta Air Lines, Inc.	3.625	3/15/2022	762,769
1,500,000	Ryder System, Inc.	3.875	12/1/2023	1,620,428
				4,082,397

	TOTAL CORPORATE BONDS (Cost - $3,136,937,316)			3,139,353,008

	MUNICIPAL BONDS & NOTES - 0.6%
	CALIFORNIA - 0.4%
11,435,000	Los Angeles Community College District/CA	0.276	8/1/2021	11,440,808
11,425,000	Los Angeles Community College District/CA	0.326	8/1/2022	11,443,940
1,250,000	San Francisco Community College District	3.000	6/15/2022	1,287,053
5,000,000	State of California	5.000	9/1/2023	5,471,423
				29,643,224
	NEW JERSEY - 0.0%
961,125	County of Camden	1.500	10/19/2021	967,103

	NEW YORK - 0.2%
5,550,000	Metropolitan Transportation Authority	5.000	5/15/2022	5,819,973
6,105,000	Metropolitan Transportation Authority	5.000	9/1/2022	6,485,795
				12,305,768

	TOTAL MUNICIPAL BONDS & NOTES (Cost - $42,458,414)			42,916,095

	U.S. GOVERNMENT & AGENCIES - 0.3%
20,000,000	United States Treasury Note	0.250	8/31/2025	19,613,672
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost - $19,977,522)

The accompanying notes are an integral part of these financial statements.

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	SHORT-TERM INVESTMENTS - 25.1%
	CERTIFICATES OF DEPOSITS - 2.4%
	BANKING - 2.4%
50,000,000	Royal Bank of Canada, New York, 3 mo. LIBOR + 0.090% **	0.275	12/7/2021	$50,025,360
50,000,000	Royal Bank of Canada, New York, 3 mo. LIBOR + 0.090% **	0.273	12/10/2021	50,025,596
10,000,000	Toronto-Dominion Bank, New York, SOFR + 0.200% **	0.218	2/16/2022	10,003,335
50,000,000	Toronto-Dominion Bank, New York, 3 mo. + 0.070% **	0.267	10/8/2021	50,006,766
25,000,000	Toronto-Dominion Bank, New York, 3 mo. + 0.090% ** - 144A	0.274	12/3/2021	25,010,248
	TOTAL CERTIFICATES OF DEPOSITS (Cost - $185,000,000)			185,071,305

	COMMERCIAL PAPER - 3.1%
	AUTOMOTIVE - 0.5%
25,000,000	American Honda Finance Corp.	0.000	6/4/2021	24,995,090
15,000,000	American Honda Finance Corp.	0.000	7/19/2021	14,992,767
				39,987,857
	BANKING - 0.6%
19,500,000	Hilltop Securities, Inc.	0.000	5/26/2021	19,488,885
23,500,000	Hilltop Securities, Inc.	0.000	6/30/2021	23,467,492
				42,956,377
	OIL & GAS - 0.3%
25,000,000	Shell International Finance BV - 144A	0.000	10/1/2021	24,983,851

	RETAIL - CONSUMER STAPLES - 1.0%
50,000,000	Walgreens Boots Alliance, Inc.	0.000	5/3/2021	49,999,250
25,000,000	Walgreens Boots Alliance, Inc.	0.000	5/14/2021	24,998,163
				74,997,413

	TELECOMMUNICATIONS - 0.7%
49,000,000	AT&T, Inc.	0.000	12/14/2021	48,911,865

	TOTAL COMMERCIAL PAPER (Cost $231,779,531)			231,837,363

Shares
	MONEY MARKET FUNDS - 19.6%
161,708,615	Dreyfus Treasury Obligations Cash Management Fund - Institutional Shares, 0.01% +			161,708,615
624,687,656	JPMorgan Prime Money Market Fund - Capital Shares, 0.09% +			625,000,000
394,800,548	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio - Institutional Class, 0.06% +			394,845,026
284,309,182	Western Asset Institutional Liquid Reserves - Institutional Shares, 0.06% +			284,394,474
	TOTAL MONEY MARKET FUNDS (Cost - $1,465,988,866)			1,465,948,115

	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,882,768,397)			1,882,856,783

Contracts ^		Strike Price	Expiration	Notional Amount
	OPTIONS PURCHASED * - 0.0%
	PUT OPTIONS PURCHASED - 0.0%
5,500	S&P 500 Index E-Mini Option	$3,700.00	June-21	$2,035,000,000	4,922,500
	TOTAL OPTIONS PURCHASED (Cost $9,456,100)

Shares
	COLLATERAL FOR SECURITIES LOANED - 21.9%
1,639,331,601	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Shares, 0.03% + (b)				1,639,331,601
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $1,639,331,601)

	TOTAL INVESTMENTS - 115.0% (Cost - $8,581,113,259)				$8,610,105,266
	OPTIONS WRITTEN (Premiums Received - $6,506,100) - (0.0)%				(3,470,000)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (15.0)%				(1,121,483,178)
	NET ASSETS - 100.0%				$7,485,152,088

Contracts ^
	OPTIONS WRITTEN * - (0.0)%
	PUT OPTIONS WRITTEN - (0.0)%
(2,000)	S&P 500 Index E-Mini Option	3,900.00	June-21	(780,000,000)	(3,470,000)
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $6,506,100)

	TOTAL OPTIONS WRITTEN (Premiums Received - $6,506,100)				(3,470,000)

DAC - Designated Activity Company

ETF - Exchange-Traded Fund

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

PLC - Public Limited Company

SOFR - Secured Overnight Financing Rate

*	Non-income producing.

**	Variable rate security. Interest rate is as of April 30, 2021.

#	Affiliated Security.

^	Each option contract allows the Fund to sell 1 underlying futures contract.

+	Money market fund; interest rate reflects seven-day effective yield on April 30, 2021.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of such securities is $907,923,744 or 12.1% of net assets.

(a)	All or a portion of the security is on loan. Total loaned securities had a value of $1,606,849,948 at April 30, 2021.

(b)	Security purchased with cash proceeds of securities lending collateral.

The accompanying notes are an integral part of these financial statements.

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

FUTURES CONTRACTS
				Unrealized
Number of Long			Notional Value at	Appreciation
Contracts	Open Long Future Contracts	Expiration	April 30, 2021	(Depreciation)
3,435	5-Year U.S. Treasury Note Futures	June-21	$425,727,030	$(1,127,433)
3,201	S&P 500 E-Mini Futures	June-21	668,112,720	35,063,500
	TOTAL FUTURES CONTRACTS			$33,936,067

TOTAL RETURN SWAPS
Notional Amount at	Number of		Interest Rate			Unrealized
April 30, 2021	Shares	Reference Entity	Payable (1)	Termination Date	Counterparty	Appreciation
$103,958,000	1,000,000	SPDR Bloomberg Barclays High Yield Bond ETF	3 Mth USD LIBOR plus 15bp	7/13/2021	BOA	$5,205,721

BOA - Bank of America

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

OPEN CREDIT DEFAULT SWAP AGREEMENTS (1)
OPEN CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION (2)

			Interest Rate	Notional Value at		Upfront Premiums	Unrealized
Reference Entity	Counterparty	Termination Date	Payable	April 30, 2021	Fair Value	Received	Appeciation
CDX North American High Yield Series 35	GS	12/20/2025	5.00%	$771,800,000	$80,869,633	$64,795,518	$16,074,115
CDX North American High Yield Series 36	GS	6/20/2026	5.00%	2,040,100,000	212,589,754	186,835,939	25,753,815
CDX North American High Yield Series 36	MS	6/20/2026	5.00%	114,400,000	11,921,116	9,510,297	2,410,819
TOTAL OPEN CREDIT DEFAULT SWAP					$305,380,503	$261,141,754	$44,238,749

TOTAL SWAP APPRECIATION							$49,444,470

GS - Goldman Sachs

MS - Morgan Stanley

(1)	For centrally cleared swaps, the notional amounts represent the maximum potential the Fund may pay/receive as a seller/buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the reference entity.

(2)	For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

The accompanying notes are an integral part of these financial statements.

Navigator Ultra Short Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2021

Principal
Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 87.4%
	AEROSPACE & DEFENSE- 3.7%
2,000,000	Boeing Co.	1.167	2/4/2023	$2,008,152

	AUTOMOTIVE - 23.1%
1,000,000	Daimler Finance North America LLC, 3 mo. LIBOR + 0.900% - 144A **	1.094	2/15/2022	1,006,170
1,500,000	Ford Motor Credit Co. LLC, 3 mo. LIBOR + 3.140% **	3.340	1/7/2022	1,514,758
1,000,000	Ford Motor Credit Co. LLC	5.596	1/7/2022	1,030,220
1,000,000	General Motors Co., 3 mo. LIBOR + 0.900% **	1.082	9/10/2021	1,002,279
1,500,000	General Motors Co., 3 mo. LIBOR + 1.310% **	1.509	6/30/2022	1,516,381
200,000	Harley-Davidson Financial Services, Inc. -144A	4.050	2/4/2022	205,389
500,000	Hyundai Capital America, 3 mo. LIBOR + 0.940% - 144A **	1.137	7/8/2021	500,406
1,000,000	Hyundai Capital America - 144A	3.100	4/5/2022	1,022,852
600,000	Hyundai Capital America - 144A	3.950	2/1/2022	615,267
1,500,000	Nissan Motor Acceptance Corp. - 144A	1.900	9/14/2021	1,506,859
1,000,000	Nissan Motor Acceptance Corp. - 144A	3.650	9/21/2021	1,011,228
1,500,000	Volkswagen Group of America Finance LLC, 3 mo. LIBOR + 0.860% - 144A **	1.051	9/24/2021	1,504,762
				12,436,571
	BANKING - 11.6%
1,000,000	Bank of America Corp., 3 mo. LIBOR + 1.160% **	3.124	1/20/2023	1,019,982
931,000	Barclays plc	3.200	8/10/2021	938,196
1,000,000	Deutsche Bank A.G.	4.250	10/14/2021	1,017,010
1,000,000	Deutsche Bank A.G., 3 mo. LIBOR + 1.190% **	1.384	11/16/2022	1,007,113
2,250,000	Toronto-Dominion Bank, 3 mo. LIBOR + 0.300% **	0.505	7/30/2021	2,251,400
				6,233,701
	BEVERAGES - 2.2%
1,184,000	Molson Coors Beverage Co.	2.100	7/15/2021	1,186,676

	BIOTECH & PHARMA - 1.8%
1,000,000	Bayer US Finance II, LLC, 3 mo. LIBOR + 0.630% ** - 144A	0.831	6/25/2021	1,000,389

	CABLE & SATELLITE - 2.3%
1,250,000	Time Warner Cable, LLC	4.000	9/1/2021	1,253,461

	CONTAINERS & PACKAGING - 0.5%
250,000	Ball Corp.	5.000	3/15/2022	258,999

	E-COMMERCE DISCRETIONARY - 7.1%
750,000	Alibaba Group Holding Ltd.	3.125	11/28/2021	757,951
3,000,000	eBay, Inc., 3 mo. LIBOR + 0.870% **	1.082	1/30/2023	3,032,997
				3,790,948
	ELECTRIC UTILTIES - 4.5%
1,000,000	NextEra Energy Capital Holdings, Inc., 3 mo. LIBOR + 0.270% **	0.452	2/22/2023	1,000,152
1,000,000	NextEra Energy Capital Holdings, Inc., 3 mo. LIBOR + 0.550% **	0.740	8/28/2021	1,000,330
400,000	Southern California Edison Co., 3 mo. LIBOR + 0.270% **	0.454	12/3/2021	400,012
				2,400,494
	FOOD - 6.7%
3,550,000	Smithfield Foods, Inc. - 144A	3.350	2/1/2022	3,614,900

	HEALTH CARE FACILITIES & SERVICES - 1.9%
1,000,000	Cardinal Health, Inc.	2.616	6/15/2022	1,022,111

	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.5%
250,000	Hillman Group, Inc. - 144A	6.375	7/15/2022	250,406

	INSURANCE - 0.9%
500,000	Enstar Group Ltd.	4.500	3/10/2022	513,383

	INTERNET MEDIA & SERVICES - 1.0%
500,000	Netflix, Inc.	5.500	2/15/2022	519,073

The accompanying notes are an integral part of these financial statements.

Navigator Ultra Short Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

Principal
Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 87.4% (continued)
	LEISURE FACILITIES & SERVICES - 6.0%
896,000	Hyatt Hotels Corp.	5.375	8/15/2021	$898,076
1,300,000	Hyatt Hotels Corp., 3 mo. LIBOR + 3.000% **	3.191	9/1/2022	1,308,340
1,000,000	Marriott International, Inc.	3.125	10/15/2021	1,004,812
				3,211,228
	RETAIL - CONSUMER STAPLES - 4.6%
1,500,000	7-Eleven, Inc., 3 mo. LIBOR + 0.450% ** - 144A	0.645	8/10/2022	1,501,232
1,000,000	7-Eleven, Inc. - 144A	0.625	2/10/2023	1,001,115
				2,502,347
	SEMICONDUCTORS - 1.9%
1,000,000	Microchip Technology, Inc.	3.922	6/1/2021	1,002,616

	TELECOMMUNICATIONS - 6.6%
1,000,000	Rogers Communications, Inc., 3 mo. LIBOR + 0.600% **	0.787	3/22/2022	1,003,456
500,000	Sprint Communications, Inc.	11.500	11/15/2021	527,888
2,000,000	Sprint Corp.	7.250	9/15/2021	2,044,900
				3,576,244
	TRANSPORTATION & LOGISTICS - 0.5%
250,000	Delta Air Lines, Inc.	3.625	3/15/2022	254,256

	TOTAL CORPORATE BONDS (Cost - $47,001,059)			47,035,955

	MUNICIPAL BONDS & NOTES - 6.0%
	ILLINOIS - 2.6%
1,355,000	State of Illinois	5.000	11/1/2021	1,385,380

	NEW YORK - 3.4%
715,000	Metropolitan Transportation Authority	4.000	2/1/2022	734,468
75,000	Metropolitan Transportation Authority	5.000	9/1/2021	561,024
535,000	Metropolitan Transportation Authority	5.000	5/15/2022	76,156
435,000	Metropolitan Transportation Authority	5.000	9/1/2022	462,133
				1,833,781

	TOTAL MUNICIPAL BONDS & NOTES (Cost - $3,152,335)			3,219,161

Shares
	SHORT-TERM INVESTMENTS - 7.9%
	COMMERCIAL PAPER - 5.5%
	BANKING - 3.7%
500,000	Hilltop Securities, Inc.	0.000	5/26/2021	499,715
1,500,000	Hilltop Securities, Inc.	0.000	6/30/2021	1,497,925
				1,997,640
	TELECOMMUNICATIONS - 1.8%
1,000,000	AT&T, Inc.	0.000	12/14/2021	998,201

	TOTAL COMMERCIAL PAPER (Cost - $2,994,882)			2,995,841

	MONEY MARKET FUND - 2.4%
1,275,434	Dreyfus Treasury Obligations Cash Management Fund - Institutional Shares, 0.01% +			1,275,434
	TOTAL MONEY MARKET FUND (Cost - $1,275,434)

	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,270,316)			4,271,275

	TOTAL INVESTMENTS - 101.3% (Cost - $54,423,710)			$54,526,391
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.3)%			(701,351)
	NET ASSETS - 100.0%			$53,825,040

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

PLC - Public Limited Company

**	Variable rate security. Interest rate is as of April 30, 2021.

+	Money market fund; interest rate reflects seven-day effective yield on April 30, 2021.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of such securities is $14,740,975 or 27.4% of net assets.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2021

			Navigator
	Navigator		Sentry
	Equity Hedged		Managed
	Fund		Volatility Fund
Assets:
Investments in Securities at Cost (including affiliated securities of $3,992,257 and $0, respectively)	$38,184,729		$9,128,779
Investments in Securities at Value (including affiliated securities of $1,734,184 and $0, respectively)	$39,085,924	(a)	$9,260,663
Deposits with Broker for Option Contracts	—		704,674
Receivable for Securities Sold	—		3,174,703
Receivable for Fund Shares Sold	103,118		—
Dividends, Security Lending and Interest Receivable	6,784		90
Due from Investment Advisor	—		56,904
Prepaid Expenses and Other Assets	56,579		—
Total Assets	39,252,405		13,197,034

Liabilities:
Collateral on Securities Loaned	5,295,885		—
Option Contracts Written at Value (premiums received of $0 and $2,156,829, respectively)	—		2,253,500
Payable for Securities Purchased	—		3,997,540
Payable for Fund Shares Redeemed	15,822		112,311
Accrued Advisory Fees	6,023		—
Accrued Distribution Fees	456		9
Payable to Related Parties	10,662		31,552
Accrued Expenses and Other Liabilities	17,994		16,420
Total Liabilities	5,346,842		6,411,332

Net Assets	$33,905,563		$6,785,702

Composition of Net Assets:
At April 30, 2021, Net Assets consisted of:
Paid-in-Capital	$27,247,879		$60,119,542
Accumulated Earnings (Losses)	6,657,684		(53,333,840)
Net Assets	$33,905,563		$6,785,702

Net Asset Value Per Share
Class A Shares:
Net Assets	$929,091		$41,891
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	77,965		125,281
Net Asset Value (Net Assets ÷ Shares Outstanding) and Redemption Price Per Share	$11.92		$0.33
Maximum Offering Price Per Share (Maximum sales charge of 5.50% and 3.75%, respectively)	$12.61		$0.34

Class C Shares:
Net Assets	$355,453		$—
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	31,922		1
Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price Per Share	$11.14		$0.32	(b)

Class I Shares:
Net Assets	$32,621,019		$6,743,811
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	2,755,678		20,337,269
Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price Per Share	$11.84		$0.33

(a)	Includes loaned securities with a value of $5,604,378.

(b)	NAV does not recalculate due to rounding of net assets.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
April 30, 2021

			Navigator Ultra
	Navigator Tactical		Short Bond
	Fixed Income Fund		Fund
Assets:
Investments in Securities at Cost (including affiliated securities of $51,270,990 and $0, respectively)	$8,581,113,259		$54,423,710
Investments in Securities at Value (including affiliated securities of $51,550,367 and $0, respectively)	$8,610,105,266	(a)	$54,526,391
Cash	30,775		—
Deposits with Broker for Futures Contracts	61,591,999		—
Cash Collateral for Swaps	50,413,610		—
Receivable for Securities Sold	26,038,551		—
Receivable for Fund Shares Sold	11,439,198		—
Dividends and Interest Receivable	11,917,446		308,080
Unrealized Appreciation on Swap Contracts	49,444,470		—
Premiums Received for Swap Contracts	261,141,754		—
Unrealized Appreciation on Futures Contracts	35,063,500		—
Deposits with Broker for Swaps	29,335,943		—
Prepaid Expenses and Other Assets	147,069		11,406
Total Assets	9,146,669,581		54,845,877

Liabilities:
Collateral on Securities Loaned	1,639,331,601		—
Option Contracts Written at Value (premiums received of $6,506,100, and $0, respectively)	3,470,000		—
Payable for Securities Purchased	5,468,600		—
Unrealized Depreciation on Futures Contracts	1,127,433		—
Payable for Fund Shares Redeemed	4,910,758		1,000,000
Accrued Advisory Fees	4,991,983		5,781
Payable to Related Parties	280,123		6,486
Accrued Distribution Fees	29,624		14
Accrued Expenses and Other Liabilities	1,907,371		8,556
Total Liabilities	1,661,517,493		1,020,837

Net Assets	$7,485,152,088		$53,825,040

Composition of Net Assets:
At April 30, 2021, Net Assets consisted of:
Paid-in-Capital	$7,089,752,533		$53,648,437
Accumulated Earnings	395,399,555		176,603
Net Assets	$7,485,152,088		$53,825,040

Net Asset Value Per Share
Class A Shares:
Net Assets	$55,162,778		$80,840
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	5,068,508		7,761
Net Asset Value (Net Assets ÷ Shares Outstanding) and Redemption Price Per Share	$10.88		$10.42
Maximum Offering Price Per Share (Maximum sales charge of 3.75% and 3.75%, respectively)	$11.30		$10.83

Class C Shares:
Net Assets	$23,319,121
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	2,141,303
Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price Per Share	$10.89

Class I Shares:
Net Assets	$7,406,670,189		$53,744,200
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	680,474,893		5,341,977
Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price Per Share	$10.88		$10.06

(a)	Includes loaned securities with a value of $1,606,849,948.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2021

		Navigator Sentry
	Navigator Equity	Managed
	Hedged Fund	Volatility Fund
Investment Income:
Dividend Income (including income on affiliated securities of $0, and $0, respectively)	$201,616	$—
Interest Income	131	600
Securities Lending - net	39,263	—
Total Investment Income	241,010	600

Expenses:
Investment Advisory Fees	111,933	29,226
Distribution Fees:
Class A	1,038	48
Class C	1,536	—
Administration Fees	33,935	44,088
Registration & Filing Fees	33,500	22,764
Transfer Agent Fees	16,321	18,559
Third Party Administrative Servicing Fees	15,987	5,350
Audit Fees	6,943	8,852
Trustees’ Fees	6,886	7,049
Legal Fees	6,862	11,599
Chief Compliance Officer Fees	5,938	18,723
Custody Fees	5,431	1,917
Printing Expense	2,920	562
Insurance Expense	601	—
Interest Expense	—	706
Miscellaneous Expenses	2,231	3,741
Total Expenses	252,062	173,184
Less: Expenses waived or fees reimbursed by Advisor for Affiliated Holdings	(1,383)	—
Less: Expenses waived or fees reimbursed by the Advisor	(85,055)	(129,455)
Net Expenses	165,624	43,729
Net Investment Income (Loss)	75,386	(43,129)

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:

Investments (including loss on affiliated securities of $0, and $0, respectively)	7,887,845	(822,503)
Securities Sold Short	—	183,597
Options Purchased	—	(18,942,129)
Options Written	—	15,198,354
	7,887,845	(4,382,681)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments (including loss on affiliated securities of $(1,521,303), and $0, respectively)	(77,014)	—
Options Purchased	—	(3,304,108)
Options Written	—	2,445,458
	(77,014)	(858,650)

Net Realized and Unrealized Gain (Loss) on Investments	7,810,831	(5,241,331)

Net Increase (Decrease) in Net Assets Resulting From Operations	$7,886,217	$(5,284,460)

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
For the Six Months Ended April 30, 2021

	Navigator Tactical	Navigator Ultra
	Fixed Income Fund	Short Bond Fund
Investment Income:
Dividend Income (including income on affiliated securities of $86,096 and $0, respectively)	$33,469,624	$—
Interest Income	23,848,681	265,564
Securities Lending - net	2,846,642	—
Total Investment Income	60,164,947	265,564

Expenses:
Investment Advisory Fees	27,963,284	79,570
Distribution Fees:
Class A	81,677	100
Class C	102,094	—
Third Party Administrative Servicing Fees	4,244,074	2,327
Administration Fees	574,646	33,234
Custody Fees	440,128	4,731
Transfer Agent Fees	392,710	10,285
Printing Expense	186,992	2,559
Registration & Filing Fees	111,440	18,674
Chief Compliance Officer Fees	71,096	10,080
Insurance Expense	62,957	836
Audit Fees	10,122	8,868
Legal Fees	9,372	4,919
Trustees’ Fees	6,886	7,312
Interest Expense	152,364	—
Miscellaneous Expenses	61,396	2,844
Total Expenses	34,471,238	186,339
Less: Expenses waived or fees reimbursed by Advisor for Affiliated Holdings	(195,176)	—
Less: Expenses waived or fees reimbursed by the Advisor	—	(40,384)
Net Expenses	34,276,062	145,955
Net Investment Income	25,888,885	119,609

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:

Investments (including gain on affiliated securities of $6,259 and $0, respectively)	45,383,500	26,195
Securities Sold Short	232,151	—
Futures Contracts	106,793,144	—
Swap Contracts	163,772,673	—
Options Purchased	(16,790,825)	—
Options Written	4,634,871	—
	304,025,514	26,195

Net Change in Unrealized Appreciation (Depreciation) on:
Investments (including gain on affiliated securities of $135,655 and $0, respectively)	51,797,229	114,267
Futures Contracts	60,077,433	—
Swap Contracts	58,908,338	—
Options Purchased	(3,699,742)	—
Options Written	3,001,736	—
	170,084,994	114,267

Net Realized and Unrealized Gain on Investments	474,110,508	140,462

Net Increase in Net Assets Resulting From Operations	$499,999,393	$260,071

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Navigator Equity Hedged Fund
	For the Six Months	For the Year
	Ended	Ended
	April 30, 2021	October 31, 2020
	(Unaudited)
Operations:
Net Investment Income	$75,386	$311,304
Net Realized Gain on Investments	7,887,845	518,270
Net Change in Unrealized Appreciation (Depreciation) on Investments	(77,014)	2,194,780
Net increase in net assets resulting from operations	7,886,217	3,024,354

Distributions to Shareholders:
Total Distributions Paid
Class A	(1,249)	(6,501)
Class C	—	(1,088)
Class I	(100,113)	(331,780)
Net decrease in net assets resulting from distributions to shareholders	(101,362)	(339,369)

Beneficial Interest Transactions:
Proceeds from Shares Sold:
Class A	77,674	77,163
Class C	27,418	3,500
Class I	5,215,332	6,554,519
Distributions Reinvested:
Class A	777	5,051
Class C	—	1,009
Class I	94,237	319,563
Cost of Shares Redeemed:
Class A	(102,281)	(161,804)
Class C	(35,193)	(92,170)
Class I	(4,762,365)	(16,959,015)
Net increase (decrease) in net assets resulting from shares of beneficial interest	515,599	(10,252,184)

Increase (Decrease) in Net Assets	8,300,454	(7,567,199)

Net Assets:
Beginning of Period	25,605,109	33,172,308
End of Period	$33,905,563	$25,605,109

SHARE ACTIVITY
Class A:
Shares Sold	6,855	9,016
Shares Reinvested	74	592
Shares Redeemed	(9,712)	(18,363)
Net decrease in shares of beneficial interest outstanding	(2,783)	(8,755)

Class C:
Shares Sold	2,447	441
Shares Reinvested	—	125
Shares Redeemed	(3,851)	(11,174)
Net decrease in shares of beneficial interest outstanding	(1,404)	(10,608)

Class I:
Shares Sold	467,217	789,684
Shares Reinvested	8,896	37,659
Shares Redeemed	(447,705)	(1,979,285)
Net increase (decrease) in shares of beneficial interest outstanding	28,408	(1,151,942)

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Navigator Sentry Managed Volatility Fund
	For the Six Months	For the Year
	Ended	Ended
	April 30, 2021	October 31, 2020
	(Unaudited)
Operations:
Net Investment Loss	$(43,129)	$(66,418)
Net Realized Loss on Investments and Options	(4,382,681)	(2,051,625)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Options	(858,650)	887,734
Net decrease in net assets resulting from operations	(5,284,460)	(1,230,309)

Beneficial Interest Transactions:
Proceeds from Shares Sold:
Class A	46,656	155,905
Class C	—	165
Class I	6,537,670	11,540,268
Cost of Shares Redeemed:
Class A	—	(221,377)
Class C	—	(107)
Class I	(1,451,123)	(12,812,816)
Net increase (decrease) in net assets resulting from shares of beneficial interest	5,133,203	(1,337,962)

Decrease in Net Assets	(151,257)	(2,568,271)

Net Assets:
Beginning of Period	6,936,959	9,505,230
End of Period	$6,785,702	$6,936,959

SHARE ACTIVITY
Class A:
Shares Sold	95,217	177,247
Shares Redeemed	—	(251,944)
Net increase (decrease) in shares of beneficial interest outstanding	95,217	(74,697)

Class C:
Shares Sold	—	165
Shares Redeemed	—	(165)
Net increase in shares of beneficial interest outstanding	—	—

Class I:
Shares Sold	14,423,614	13,403,675
Shares Redeemed	(3,243,486)	(12,464,830)
Net increase in shares of beneficial interest outstanding	11,180,128	938,845

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Navigator Tactical Fixed Income Fund
	For the Six Months	For the Year
	Ended	Ended
	April 30, 2021	October 31, 2020
	(Unaudited)
Operations:
Net Investment Income	$25,888,885	$59,348,001
Net Realized Gain on Investments, Swaps, Options and Futures Contracts	304,025,514	303,221,891
Net Change in Unrealized Appreciation (Depreciation) on Investments, Swaps,Options and Futures Contracts	170,084,994	(97,425,071)
Net increase in net assets resulting from operations	499,999,393	265,144,821

Distributions to Shareholders:
Total Distributions Paid
Class A	(3,590,157)	(627,197)
Class C	(892,828)	(104,465)
Class I	(339,199,090)	(61,732,031)
Net decrease in net assets resulting from distributions to shareholders	(343,682,075)	(62,463,693)

Beneficial Interest Transactions:
Proceeds from Shares Sold:
Class A	11,820,714	30,307,033
Class C	6,338,053	7,771,241
Class I	1,629,943,987	2,786,254,449
Distributions Reinvested:
Class A	3,516,330	598,013
Class C	834,215	94,425
Class I	308,043,394	39,284,115
Cost of Shares Redeemed:
Class A	(28,684,909)	(22,460,089)
Class C	(2,711,891)	(3,504,342)
Class I	(773,574,042)	(1,791,490,593)
Net increase in net assets resulting from shares of beneficial interest	1,155,525,851	1,046,854,252

Increase in Net Assets	1,311,843,169	1,249,535,380

Net Assets:
Beginning of Period	6,173,308,919	4,923,773,539
End of Period	$7,485,152,088	$6,173,308,919

SHARE ACTIVITY
Class A:
Shares Sold	1,085,902	2,909,549
Shares Reinvested	330,354	58,988
Shares Redeemed	(2,673,234)	(2,159,465)
Net increase (decrease) in shares of beneficial interest outstanding	(1,256,978)	809,072

Class C:
Shares Sold	585,550	741,972
Shares Reinvested	78,233	9,311
Shares Redeemed	(250,641)	(337,316)
Net increase in shares of beneficial interest outstanding	413,142	413,967

Class I:
Shares Sold	150,623,030	267,029,637
Shares Reinvested	28,936,912	3,871,929
Shares Redeemed	(71,389,764)	(172,928,194)
Net increase in shares of beneficial interest outstanding	108,170,178	97,973,372

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENT OF CHANGES IN NET ASSETS (Continued)

	Navigator Ultra Short Bond Fund
	For the Six Months	For the Year
	Ended	Ended
	April 30, 2021	October 31, 2020
	(Unaudited)
Operations:
Net Investment Income	$119,609	$878,798
Net Realized Gain on Investments	26,195	472
Net Change in Unrealized Appreciation (Depreciation) on Investments	114,267	(131,701)
Net increase in net assets resulting from operations	260,071	747,569

Distributions to Shareholders:
Total Distributions Paid
Class A	(46)	(71)
Class I	(97,388)	(1,169,373)
Net decrease in net assets resulting from distributions to shareholders	(97,434)	(1,169,444)

Beneficial Interest Transactions:
Proceeds from Shares Sold:
Class A	—	80,219
Class I	5,341,776	8,219,750
Distributions Reinvested:
Class A	46	71
Class I	91,451	1,161,300
Cost of Shares Redeemed:
Class A	(46)	(71)
Class I	(5,584,422)	(38,396,710)
Net decrease in net assets resulting from shares of beneficial interest	(151,195)	(28,935,441)

Increase (Decrease) in Net Assets	11,442	(29,357,316)

Net Assets:
Beginning of Period	53,813,598	83,170,914
End of Period	$53,825,040	$53,813,598

SHARE ACTIVITY
Class A:
Shares Sold	—	7,751
Shares Reinvested	4	7
Shares Redeemed	(4)	(7)
Net increase in shares of beneficial interest outstanding	—	7,751

Class I:
Shares Sold	531,038	820,190
Shares Reinvested	9,109	116,311
Shares Redeemed	(555,159)	(3,861,627)
Net decrease in shares of beneficial interest outstanding	(15,012)	(2,925,126)

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year presented.

	Navigator Equity Hedged Fund - Class A
	For the		For the	For the	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended		Year Ended	Year Ended	Year Ended
	April 30, 2021		October 31, 2020	October 31, 2019	October 31, 2018*		September 30, 2018	September 30, 2017	September 30, 2016
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$9.07		$8.32	$8.26	$8.93		$9.78	$8.83	$8.72
From Operations:
Net investment income (loss) (a)	0.01		0.07	0.08	(0.01)		0.01	0.06	0.06
Net gain (loss) from securities (both realized and unrealized)	2.86		0.75	0.08	(0.66)		0.39	0.97	0.35
Total from operations	2.87		0.82	0.16	(0.67)		0.40	1.03	0.41
Distributions to shareholders from:
Net investment income	(0.02)		(0.07)	(0.10)	—		(0.01)	(0.08)	(0.03)
Net realized gains	—		—	—	—		(1.24)	—	(0.27)
Total distributions	(0.02)		(0.07)	(0.10)	—		(1.25)	(0.08)	(0.30)

Net Asset Value, End of Period/Year	$11.92		$9.07	$8.32	$8.26		$8.93	$9.78	$8.83

Total Return (b)	31.63	% (h)	9.93%	2.03%	(7.50	)% (h)	4.22%	11.68%	4.83%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$929		$732	$745	$773		$812	$11,465	$7,022
Ratio of expenses to average net assets,
before waivers/reimbursement (c)	1.92	% (g)	1.75%	1.63%	1.59	% (g)	1.48%	1.53%	1.37	% (f)
net of waivers/reimbursement (c)	1.34	% (g)	1.32%	1.31%	1.33	% (g)	1.31%	1.32%	1.37	% (f)
Ratio of net investment income (loss) to average net assets (c)(d)	0.22	% (g)	0.77%	0.95%	(0.67	)% (g)	0.11%	0.68%	0.67%
Portfolio turnover rate	251	% (h)	498%	470%	33	% (h)	490%	371%	363%

	Navigator Equity Hedged Fund - Class C
	For the		For the	For the	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended		Year Ended	Year Ended	Year Ended
	April 30, 2021		October 31, 2020	October 31, 2019	October 31, 2018*		September 30, 2018	September 30, 2017	September 30, 2016
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$8.49		$7.81	$7.78	$8.42		$9.41	$8.48	$8.42
From Operations:
Net investment income (loss) (a)	(0.03)		0.00	0.02	(0.01)		0.00 (e)	(0.01)	(0.01)
Net gain (loss) from securities (both realized and unrealized)	2.68		0.71	0.08	(0.63)		0.29	0.94	0.34
Total from operations	2.65		0.71	0.10	(0.64)		0.29	0.93	0.33

Distributions to shareholders from:
Net Investment Income	—		(0.03)	(0.07)	—		(0.04)	—	—
Net realized gains	—		—	—	—		(1.24)	—	(0.27)
Total distributions	—		(0.03)	(0.07)	—		(1.28)	—	(0.27)

Net Asset Value, End of Period/Year	$11.14		$8.49	$7.81	$7.78		$8.42	$9.41	$8.48

Total Return (b)	31.21	% (h)	9.06%	1.38%	(7.60	)% (h)	3.31%	10.97%	4.04%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$355		$283	$343	$446		$484	$506	$787
Ratio of expenses to average net assets,
before waivers/reimbursement (c)	2.67	% (g)	2.50%	2.38%	2.34	% (g)	2.27%	2.28%	2.24	% (f)
net of waivers/reimbursement (c)	2.09	% (g)	2.07%	2.06%	2.08	% (g)	2.06%	2.07%	2.12	% (f)
Ratio of net investment income (loss) to average net assets (c)(d)	(0.50	)% (g)	0.02%	0.25%	(1.42	)% (g)	0.01%	(0.07)%	(0.11)%
Portfolio turnover rate	251	% (h)	498%	470%	33	% (h)	490%	371%	363%

*	For the period October 1, 2018 to October 31, 2018.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude any sales charges (loads).

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Per share amount represents less than $0.01 per share.

(f)	Ratio includes 0.02% attributed to interest expense.

(g)	Annualized.

(h)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year presented.

	Navigator Equity Hedged Fund - Class I
	For the		For the	For the	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended		Year Ended	Year Ended	Year Ended
	April 30, 2021		October 31, 2020	October 31, 2019	October 31, 2018*		September 30, 2018	September 30, 2017	September 30, 2016
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$9.02		$8.27	$8.19	$8.86		$9.84	$8.87	$8.76
From Operations:
Net investment income (loss) (a)	0.03		0.09	0.10	(0.00	) (h)	0.09	0.09	0.08
Net gain (loss) from securities (both realized and unrealized)	2.83		0.75	0.09	(0.67)		0.31	0.97	0.35
Total from operations	2.86		0.84	0.19	(0.67)		0.40	1.06	0.43
Distributions to shareholders from:
Net investment income	(0.04)		(0.09)	(0.11)	—		(0.14)	(0.09)	(0.05)
Net realized gains	—		—	—	—		(1.24)	—	(0.27)
Total distributions	(0.04)		(0.09)	(0.11)	—		(1.38)	(0.09)	(0.32)

Net Asset Value, End of Period/Year	$11.84		$9.02	$8.27	$8.19		$8.86	$9.84	$8.87

Total Return (b)	31.72	% (g)	10.20%	2.44%	(7.56	)% (g)	4.46%	12.04%	5.01%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$32,621		$24,590	$32,084	$36,413		$40,055	$32,151	$34,298
Ratio of expenses to average net assets,
before waivers/reimbursement (c)	1.67	% (f)	1.50%	1.38%	1.34	% (f)	1.27%	1.28%	1.24	% (e)
net of waivers/reimbursement (c)	1.09	% (f)	1.07%	1.06%	1.08	% (f)	1.06%	1.07%	1.12	% (e)
Ratio of net investment income (loss) to average net assets (c)(d)	0.52	% (f)	1.02%	1.25%	(0.42	)% (f)	1.02%	0.94%	0.91%
Portfolio turnover rate	251	% (g)	498%	470%	33	% (g)	490%	371%	363%

*	For the period October 1, 2018 to October 31, 2018.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Ratio includes 0.02% attributed to interest expense.

(f)	Annualized.

(g)	Not annualized.

(h)	Per share amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year presented.

	Navigator Sentry Managed Volatility Fund - Class A
	For the		For the		For the		For the		For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Period Ended		Year Ended		Year Ended		Year Ended
	April 30, 2021		October 31, 2020		October 31, 2019		October 31, 2018*		September 30, 2018		September 30, 2017		September 30, 2016
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$0.76		$1.13		$1.58		$1.38		$1.97		$4.16		$6.86
From Operations:
Net investment loss (a)	(0.00	) (g)	(0.01)		(0.00	) (g)	(0.00	) (g)	(0.02)		(0.04)		(0.08)
Net gain (loss) from securities (both realized and unrealized)	(0.43)		(0.36)		(0.45)		0.20		(0.57)		(2.15)		(2.62)
Total from operations	(0.43)		(0.37)		(0.45)		0.20		(0.59)		(2.19)		(2.70)

Net Asset Value, End of Period/Year	$0.33		$0.76		$1.13		$1.58		$1.38		$1.97		$4.16

Total Return (b)	(56.58	)% (d)	(32.74)%		(28.48)%		14.49	% (d)	(29.95)%		(52.64)%		(39.36)%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$42		$23		$118		$2		$2		$2		$5
Ratio of expenses to average net assets,
before waiver/reimbursement (e)	5.26	% (c)	3.40	% (j)	2.59%		1.74	% (c)	2.29%		2.17	% (i)	1.90	% (i)
net of waivers/reimbursement (e)	1.50	% (c)	1.50%		1.50%		0.99	% (c)	1.50%		1.56	% (i)	1.65	% (i)
Ratio of net investment loss to average net assets (e)(f)	(1.50	)% (c)	(0.79)%		(0.08)%		(1.19	)% (c)	(1.03)%		(1.16)%		(1.57)%
Portfolio turnover rate	0	% (d)	0%		0%		0	% (d)	0%		0%		3,321%

	Navigator Sentry Managed Volatility Fund - Class C
	For the		For the		For the		For the		For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Period Ended		Year Ended		Year Ended		Year Ended
	April 30, 2021		October 31, 2020		October 31, 2019		October 31, 2018*		September 30, 2018		September 30, 2017		September 30, 2016
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$0.75		$1.14		$1.60		$1.40		$1.98		$4.19		$6.87
From Operations:
Net investment loss (a)	—		(0.00	) (g)	(0.00	) (g)	(0.00	) (g)	(0.00	) (g)	—		—
Net gain (loss) from securities (both realized and unrealized)	(0.43)		(0.39)		(0.46)		0.20		(0.58)		(2.21)		(2.68)
Total from operations	(0.43)		(0.39)		(0.46)		0.20		(0.58)		(2.21)		(2.68)

Net Asset Value, End of Period/Year	$0.32		$0.75		$1.14		$1.60		$1.40		$1.98		$4.19

Total Return (b)	(57.33	)% (d)	(34.21)%		(28.75)%		14.29	% (d)	(29.29)%		(52.74)%		(39.01)%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$—	(h)	$1		$1	(h)	$2	(h)	$1	(h)	$2	(h)	$4	(h)
Ratio of expenses to average net assets,
before waivers/reimbursement (e)	6.02	% (c)	4.15	% (k)	3.34%		2.99	% (c)	3.04	% (j)	2.92	% (i)	2.65	% (i)
net of waivers/reimbursement (e)	2.25	% (c)	2.25%		2.25%		2.25	% (c)	2.25	% (j)	2.31	% (i)	2.40	% (i)
Ratio of net investment loss to average net assets (e)(f)	(1.25	)% (c)	(1.54)%		(1.21)%		(2.25	)% (c)	(2.25)%		(2.25)%		(2.32)%
Portfolio turnover rate	0	% (d)	0%		0%		0	% (d)	0%		0%		3,321%

*	For the period October 1, 2018 to October 31, 2018.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude any sales charges (loads).

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include the expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Per share amount represents less than $0.01 per share.

(h)	Amount is actual; not presented in thousands.

(i)	Ratio includes 0.15% and 0.06%, respectively, for the years ended September 30, 2016 and 2017 attributed to interest expense.

(j)	Ratio includes equal to 0.01% of the interest expense.

(k)	Ratio includes less than 0.01% of the interest expense.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year presented.

	Navigator Sentry Managed Volatility Fund - Class I
	For the		For the		For the		For the		For the	For the		For the
	Six Months Ended		Year Ended		Year Ended		Period Ended		Year Ended	Year Ended		Year Ended
	April 30, 2021		October 31, 2020		October 31, 2019		October 31, 2018*		September 30, 2018	September 30, 2017		September 30, 2016
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$0.76		$1.14		$1.60		$1.40		$1.98	$4.19		$6.87
From Operations:
Net investment loss (a)	(0.00	) (h)	(0.01)		(0.00	) (h)	(0.00	) (h)	(0.01)	(0.03)		(0.07)
Net gain (loss) from securities (both realized and unrealized)	(0.43)		(0.37)		(0.46)		0.20		(0.57)	(2.18)		(2.61)
Total from operations	(0.43)		(0.38)		(0.46)		0.20		(0.58)	(2.21)		(2.68)

Net Asset Value, End of Period/Year	$0.33		$0.76		$1.14		$1.60		$1.40	$1.98		$4.19

Total Return (b)	(56.58	)% (d)	(33.33)%		(28.75)%		14.29	% (d)	(29.29)%	(52.74)%		(39.01)%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$6,744		$6,914		$9,387		$14,732		$13,141	$12,282		$20,857
Ratio of expenses to average net assets,
before waivers/reimbursement (e)	5.02	% (c)	3.15	% (i)	2.34%		1.99	% (c)	2.04%	1.96	% (g)	1.65	% (g)
net of waivers/reimbursement (e)	1.25	% (c)	1.25%		1.25%		1.25	% (c)	1.25%	1.31	% (g)	1.40	% (g)
Ratio of net investment loss to average net assets (e)(f)	(1.25	)% (c)	(0.83)%		(0.21)%		(1.06	)% (c)	(0.80)%	(0.95)%		(1.32)%
Portfolio turnover rate	0	% (d)	0%		0%		0	% (d)	0%	0%		3,321%

*	For the period October 1, 2018 to October 31, 2018.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include the expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Ratio includes 0.15% and 0.06%, respectively, for the years ended September 30, 2016 and 2017 attributed to interest expense.

(h)	Per share amount represents less than $0.01 per share.

(i)	Ratio includes 0.03% of the interest expense.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year presented.

	Navigator Tactical Fixed Income Fund - Class A
	For the		For the		For the	For the		For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Period Ended		Year Ended	Year Ended	Year Ended
	April 30, 2021		October 31, 2020		October 31, 2019	October 31, 2018*		September 30, 2018	September 30, 2017	September 30, 2016
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$10.63		$10.24		$10.06	$10.20		$10.52	$10.42	$9.55
From Operations:
Net investment income (a)	0.03		0.09		0.22	0.02		0.11	0.06	0.22
Net gain (loss) from securities (both realized and unrealized)	0.77		0.41		0.21	(0.16)		0.18	0.65	0.95
Total from operations	0.80		0.50		0.43	(0.14)		0.29	0.71	1.17

Distributions to shareholders from:
Net investment income	(0.09)		(0.11)		(0.24)	—		(0.43)	(0.35)	(0.30)
Net realized gains	(0.46)		(0.00	) (g)	(0.01)	—		(0.18)	(0.26)	—
Total distributions	(0.55)		(0.11)		(0.25)	—		(0.61)	(0.61)	(0.30)

Net Asset Value, End of Period/Year	$10.88		$10.63		$10.24	$10.06		$10.20	$10.52	$10.42

Total Return (b)	7.68	% (d)	4.95%		4.34%	(1.37	)% (d)	2.82%	7.06%	12.38%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$55,163		$67,235		$56,467	$33,079		$35,743	$38,935	$32,937
Ratio of expenses to average net assets,
before waivers/reimbursement (e)	1.25	% (c)	1.24%		1.24%	1.21	% (c)	1.25%	1.28%	1.31%
net of waivers/reimbursement (e)	1.24	% (c)	1.23%		1.22%	1.20	% (c)	1.24%	1.24%	1.22	% (h)
Ratio of net investment income to average net assets (e)(f)	0.60	% (c)	0.84%		2.16%	2.05	% (c)	1.08%	0.69%	2.24%
Portfolio turnover rate	74	% (d)	197%		151%	15	% (d)	148%	278%	302%

	Navigator Tactical Fixed Income Fund - Class C
	For the		For the		For the	For the		For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Period Ended		Year Ended	Year Ended	Year Ended
	April 30, 2021		October 31, 2020		October 31, 2019	October 31, 2018*		September 30, 2018	September 30, 2017	September 30, 2016
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$10.62		$10.27		$10.09	$10.24		$10.53	$10.43	$9.56
From Operations:
Net investment income (loss) (a)	(0.01)		0.01		0.14	0.01		0.03	(0.01)	0.15
Net gain (loss) from securities (both realized and unrealized)	0.77		0.41		0.22	(0.16)		0.18	0.65	0.95
Total from operations	0.76		0.42		0.36	(0.15)		0.21	0.64	1.10

Distributions to shareholders from:
Net investment income	(0.03)		(0.07)		(0.17)	—		(0.32)	(0.28)	(0.23)
Net realized gains	(0.46)		(0.00	) (g)	(0.01)	—		(0.18)	(0.26)	—
Total distributions	(0.49)		(0.07)		(0.18)	—		(0.50)	(0.54)	(0.23)

Net Asset Value, End of Period/Year	$10.89		$10.62		$10.27	$10.09		$10.24	$10.53	$10.43

Total Return (b)	7.35	% (d)	4.15%		3.56%	(1.46	)% (d)	2.06%	6.30%	11.60%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$23,319		$18,357		$13,494	$11,083		$11,002	$9,155	$6,016
Ratio of expenses to average net assets,
before waivers/reimbursement (e)	2.01	% (c)	1.99%		1.99%	1.96	% (c)	2.00%	2.03%	2.06%
net of waivers/reimbursement (e)	2.00	% (c)	1.98%		1.97%	1.96	% (c)	1.99%	1.99%	1.97	% (h)
Ratio of net investment income (loss) to average net assets (e)(f)	(0.24	)% (c)	0.08%		1.42%	1.27	% (c)	0.33%	(0.09)%	1.51%
Portfolio turnover rate	74	% (d)	197%		151%	15	% (d)	148%	278%	302%

*	For the period October 1, 2018 to October 31, 2018.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude any sales charges (loads).

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include the expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Per share amount represents less than $0.01 per share.

(h)	Represents the ratio of expenses to average net assets inclusive of advisor’s recapture of waived fees/reimbursed expenses from prior periods.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year presented.

	Navigator Tactical Fixed Income Fund - Class I
	For the		For the		For the	For the		For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Period Ended		Year Ended	Year Ended	Year Ended
	April 30, 2021		October 31, 2020		October 31, 2019	October 31, 2018*		September 30, 2018	September 30, 2017	September 30, 2016
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$10.64		$10.23		$10.06	$10.19		$10.54	$10.43	$9.56
From Operations:
Net investment income (a)	0.04		0.11		0.24	0.02		0.15	0.09	0.25
Net gain (loss) from securities (both realized and unrealized)	0.77		0.42		0.21	(0.15)		0.16	0.66	0.94
Total from operations	0.81		0.53		0.45	(0.13)		0.31	0.75	1.19

Distributions to shareholders from:
Net investment income	(0.11)		(0.12)		(0.27)	—		(0.48)	(0.38)	(0.32)
Net realized gains	(0.46)		(0.00	) (g)	(0.01)	—		(0.18)	(0.26)	—
Total distributions	(0.57)		(0.12)		(0.28)	—		(0.66)	(0.64)	(0.32)

Net Asset Value, End of Period/Year	$10.88		$10.64		$10.23	$10.06		$10.19	$10.54	$10.43

Total Return (b)	7.79	% (d)	5.30%		4.48%	(1.28	)% (d)	3.01%	7.42%	12.63%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$7,406,670		$6,087,718		$4,853,812	$3,559,071		$3,514,175	$829,872	$408,942
Ratio of expenses to average net assets,
before waivers/reimbursement (e)	1.01	% (c)	0.99%		0.99%	0.96	% (c)	1.00%	1.04%	0.97%
net of waivers/reimbursement (e)	1.00	% (c)	0.98%		0.97%	0.96	% (c)	0.99%	0.99%	1.06	% (h)
Ratio of net investment income to average net assets (e)(f)	0.77	% (c)	1.08%		2.41%	2.09	% (c)	1.44%	0.86%	2.49%
Portfolio turnover rate	74	% (d)	197%		151%	15	% (d)	148%	278%	302%

*	For the period October 1, 2018 to October 31, 2018.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include the expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Per share amount represents less than $0.01 per share.

(h)	Represents the ratio of expenses to average net assets inclusive of advisor’s recapture of waived fees/reimbursed expenses from prior periods.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year presented.

	Navigator Ultra Short Bond Fund - Class A
	For the Six Months Ended April 30, 2021		For the Year Ended October 31, 2020	For the Period* Ended October 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$10.38		$10.24	$10.00
From Operations:
Net investment income (a)	0.01		0.02	0.22
Net gain from securities (both realized and unrealized)	0.04	(h)	0.21 (h)	0.02
Total from operations	0.05		0.23	0.24

Distributions to shareholders from:
Net investment income	(0.01)		(0.08)	—
Net realized gains	—		(0.01)	—
Total distributions	(0.01)		(0.09)	—

Net Asset Value, End of Period/Year	$10.42		$10.38	$10.24

Total Return (b)	0.44	% (f)	2.23%	2.40	% (f)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	81		81	102	(g)
Ratio of expenses to average net assets,
before waivers/reimbursement (c)	0.95	% (e)	0.89%	0.81	% (e)
net of waivers/reimbursement (c)	0.80	% (e)	0.80%	0.80	% (e)
Ratio of net investment income to average net assets (c)(d)	0.20	% (e)	0.19%	3.48	% (e)
Portfolio turnover rate	39	% (f)	29%	62	% (f)

	Navigator Ultra Short Bond Fund - Class I
	For the Six Months Ended April 30,		For the Year Ended October 31,	For the Period* Ended October 31,
	2021		2020	2019
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$10.03		$10.04	$10.00
From Operations:
Net investment income (a)	0.02		0.14	0.15
Net gain from securities (both realized and unrealized)	0.03	(h)	0.03 (h)	0.01
Total from operations	0.05		0.17	0.16

Distributions to shareholders from:
Net investment income	(0.02)		(0.17)	(0.12)
Net realized gains	—		(0.01)	—
Total distributions	(0.02)		(0.18)	(0.12)

Net Asset Value, End of Period/Year	$10.06		$10.03	$10.04

Total Return (b)	0.48	% (f)	1.67%	1.62	% (f)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$53,744		$53,733	$83,171
Ratio of expenses to average net assets,
before waivers/reimbursement/recapture (c)	0.70	% (e)	0.64%	0.56	% (e)
net of waivers/reimbursement/recapture (c)	0.55	% (e)	0.55%	0.55	% (e)
Ratio of net investment income to average net assets (c)(d)	0.45	% (e)	1.37%	2.43	% (e)
Portfolio turnover rate	39	% (f)	29%	62	% (f)

*	Inception date of Class A and Class I shares is March 21, 2019. Start of performance is March 25, 2019.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude any sales charges (loads).

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized.

(f)	Not annualized.

(g)	Amount is actual ; not presented in thousands.

(h)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains (losses) in the Statements of Operations due to the share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2021

1.	ORGANIZATION

Navigator Equity Hedged Fund (“Equity Fund”), Navigator Sentry Managed Volatility Fund (“Sentry Fund”), Navigator Tactical Fixed Income Fund (“Tactical Fund”) and Navigator Ultra Short Bond Fund (“Ultra Fund”) are series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005 (the Equity Fund, Sentry Fund, Tactical Fund and Ultra Fund are each a “Fund” and collectively the “Funds”). The Equity Fund, Sentry Fund, Tactical Fund and Ultra Fund are each a diversified series of the Trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund offers three classes of shares designated as Class A, Class C and Class I except the Ultra Fund which offers only Class A and Class I shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.50% for the Equity Fund and 3.75% for all other Funds. Class C and Class I shares are offered at NAV. Each class represents an interest in the same assets of the Funds and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The primary investment objective of the Equity Fund, which commenced operations on December 28, 2010, is long-term capital appreciation. The primary investment objective of the Sentry Fund, which commenced operations on March 6, 2014, is to seek negative correlation to the U.S. equity markets, including positive returns in unfavorable equity markets. The primary investment objective of the Tactical Fund, which commenced operations on March 27, 2014, is to seek total return with a secondary goal of current income. The primary investment objective of the Ultra Fund, which commenced operations on March 21, 2019, is current income consistent with the preservation of capital.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Short-term debt obligations, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2021

Investments in open-end investment companies are valued at NAV. Swaps are valued through an independent pricing service or at fair value based upon the daily price reporting based on the underlying index or asset.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2021

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2021 for the Funds’ assets and liabilities measured at fair value:

Equity Fund

Assets**	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$29,560,770	$—	$—	$29,560,770
Mutual Fund	1,734,184	—	—	1,734,184
Short-Term Investments	2,495,085	—	—	2,495,085
Collateral For Securities Loaned	5,295,885	—	—	5,295,885
Total	$39,085,924	$—	$—	$39,085,924

Sentry Fund

Assets**	Level 1	Level 2	Level 3	Total
Call Options Purchased	$—	$900,000	$—	$900,000
Put Options Purchased	—	2,167,600	—	2,167,600
Short-Term Investments	6,193,063	—	—	6,193,063
Total	$6,193,063	$3,067,600	$—	$9,260,663

Liabilities
Call Options Written	$—	$1,117,500	$—	$1,117,500
Put Options Written	—	1,136,000	—	1,136,000
Total	$—	$2,253,500	$—	$2,253,500

Tactical Fund

Assets**	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$1,697,525,664	$—	$—	$1,697,525,664
Mutual Funds	163,575,683	—	—	163,575,683
Agency Bonds	—	20,010,260	—	20,010,260
Corporate Bonds	—	3,139,353,008	—	3,139,353,008
Municipal Bonds & Notes	—	42,916,095	—	42,916,095
U.S. Government & Agencies	—	19,613,672	—	19,613,672
Short-Term Investments	1,465,948,115	416,908,668	—	1,882,856,783
Options Purchased	4,922,500	—	—	4,922,500
Collateral for Securities Loaned	1,639,331,601	—	—	1,639,331,601
Futures Contracts*	35,063,500	—	—	35,063,500
Open Swap Contracts^	49,444,470	—	—	49,444,470
Total	$5,055,811,533	$3,638,801,703	$—	$8,694,613,236

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$1,127,433	$—	$—	$1,127,433
Put Options Written	3,470,000	—	—	$3,470,000
Total	$4,597,433	$—	$—	$4,597,433

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2021

Ultra Fund

Assets**	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$47,035,955	$—	$47,035,955
Commercial Paper	—	2,995,841	—	2,995,841
Municipal Bonds & Notes	—	3,219,161	—	3,219,161
Short-Term Investments	1,275,434	—	—	1,275,434
Total	$1,275,434	$53,250,957	$—	$54,526,391

The Funds did not hold any Level 3 securities during the period.

*	Includes cumulative unrealized gain (loss) on futures contracts open at April 30, 2021.

**	Refer to the Portfolio of Investments for industry, geographic, or other classifications.

^	The amounts shown for swaps are unrealized appreciation/depreciation.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying funds that are open-end investment companies are valued at their respective NAVs as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the highest cost method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the potential lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss which could potentially be unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Swap Agreements – The Funds are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Funds may hold fixed-rate bonds, the value of which may decrease if interest rates rise, and equities which are subject to equity price risk. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Credit Default Swaps - Credit default swaps (“CDS”) are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2021

buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by the Funds to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as premiums paid for swap contacts. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Funds had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk – ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by each Fund. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Market Risk – Overall market risks may also affect the value of the Fund. The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions you could lose your entire investment.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Futures – The Tactical Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. To help manage interest rate risk, the Tactical Fund may enter into futures contracts. Upon entering into a futures contract with a broker, the Tactical Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which are classified as deposits with broker in the accompanying Statements of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Periodically, the Tactical Fund will receive from or pay to the broker a specified amount of cash based upon changes in

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2021

the variation margin account. When a contract is closed, the Tactical Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Tactical Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after the Tactical Fund’s Portfolios of Investments.

Option Transactions – The Funds are subject to equity price and interest rate risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolios or to gain inverse exposure to market index. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. Call options are purchased to allow the Funds to enter a futures contract or purchase an exchange-traded note at a specified price. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security, index, or future rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security, index, or future in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Repurchase Agreements – The Tactical Fund may purchase securities from financial institutions subject to the seller’s agreement to repurchase and the Tactical Fund’s agreement to resell the securities at par. The Advisor only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the Advisor in accordance with procedures adopted by the Board. Securities purchased subject to repurchase agreements are maintained with a custodian of the Fund and must have, at all times, an aggregate market value plus accrued interest greater than or equal to the repurchase price. If the market value of the underlying securities falls below 102% of the value of the repurchase price, the Fund will require the seller to deposit additional collateral by the next business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Fund has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

The notional value of the derivative instruments outstanding as of April 30, 2021 as disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Offsetting of Financial Assets and Derivative Assets and Liabilities – International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Tactical Fund and their counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreements. Any election to early terminate could be material to the financial statements.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2021

Additionally, the Tactical Fund and each derivative counterparty enter into a Credit Support Annex which becomes part of the ISDA Master Agreement. The Credit Support Annex governs the margin collateral arrangements between the Tactical Fund and the derivative counterparty.

Under an ISDA Master Agreement or similar agreement, the Funds typically may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by a counterparty, the return of collateral with market value in excess of the Funds net liability, held by the defaulting party, may be delayed or denied.

The Funds’ policy is to recognize a net asset or liability equal to the net appreciation (depreciation) of the derivative. The following tables show additional information regarding derivatives and the offsetting of assets and liabilities at April 30, 2021.

Equity Fund:

Gross Amounts Not Offset in the
Liabilities:				Statements of Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in the
	Gross Amounts	Statement of	Statement of	Financial
	of Recognized	Assets &	Assets &	Instruments	Collateral
Description	Liabilities	Liabilities	Liabilities	Pledged (1)	Pledged/(Received)	Net Amount
Securities lending	$5,295,885	$—	$5,295,885	$5,295,885	$—	$—

(1)	Included with investments in securities at value on the Statement of Assets of Liabilities.

Sentry Fund:

Gross Amounts Not Offset in the Statement
Liabilities:					of Assets & Liabilities
			Gross Amounts	Net Amounts
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement	Financial
		Recognized	Assets &	of Assets &	Instruments	Collateral
Description	Counterparty	Liabilities	Liabilities	Liabilities	Pledged (2)	Pledged/(Received) (1)	Net Amount
Options contracts written	Pershing	$2,253,500	$—	$2,253,500	$1,548,826	$704,674	$—

(1)	Included with deposit with broker on the Statement of Assets of Liabilities.

(2)	The amount is limited to the net derivative balance and accordingly does not include excess collateral pledged.

The effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2021.

	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Value	Balance Sheet Location	Value
Options/Volatility and Equity price risk	Investments in Securities at Value	$3,067,600	Options Contracts Written at Value	$2,253,500

		$3,067,600		$2,253,500

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2021

The effect of Derivative Instruments on the Statement of Operations for the six months ended April 30, 2021.

			Change in Unrealized
			Appreciation
Contract Type/Primary Risk		Realized Gain (Loss) on	/(Depreciation) on
Exposure	Location of Gain or (Loss) on Derivatives	Derivatives	Derivatives
Options/Volatility risk and Equity price risk	Net realized gain (loss) on options purchased/Net change in unrealized appreciation/(depreciation) on options purchased	$(18,942,129)	$(3,304,108)

Options/Volatility risk and Equity price risk	Net realized gain (loss) on options written / Net change in unrealized appreciation/(depreciation) on options written	15,198,354	2,445,458

Total		$(3,743,775)	$(858,650)

Tactical Fund:

					Gross Amounts Not Offset in the
Assets:					Statement of Assets & Liabilities
			Gross
			Amounts
			Offset in the	Net Amounts
		Gross Amounts of	Statement of	Presented in the	Financial
	Counter	Recognized	Assets &	Statement of Assets	Instruments
Description	party	Assets	Liabilities	& Liabilities	Pledged	Collateral (Received)	Net Amount
Futures Contracts	GS	$35,063,500	$—	$35,063,500	$—	$—	$35,063,500
Swap Contracts	GS	41,827,930	—	41,827,930	—	—	41,827,930
Swap Contracts	MS	2,410,819	—	2,410,819	—	—	2,410,819
Swap Contracts	BOA	5,205,721	—	5,205,721	—	—	5,205,721
Total		$84,507,970	$—	$84,507,970	$—	$—	$84,507,970

					Gross Amounts Not Offset in the
Liabilities:					Statement of Assets & Liabilities
			Gross
			Amounts
			Offset in the	Net Amounts
		Gross Amounts of	Statement of	Presented in the
	Counter	Recognized	Assets &	Statement of Assets	Financial
Description	party	Liabilities	Liabilities	& Liabilities	Instruments	Collateral Pledged	Net Amount
Futures Contracts	GS	$1,127,433	$—	$1,127,433	$—	$1,127,433	$—
Options Contracts Written	PER	3,470,000	—	3,470,000	—	3,470,000	—
Total		$4,597,433	$—	$4,597,433	$—	$4,597,433	$—

*	Included with Due to Broker for Swaps and Cash Collateral for Swaps on the Statement of Assets and Liabilities.

BOA - Bank of America

GS - Goldman Sachs

MS - Morgan Stanley

PER - Pershing

The effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2021.

	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Value	Balance Sheet Location	Value
Options Index rate risk	Investments in Securities at Value	$4,922,500	Option Contracts Written at Value	$3,470,000
Futures contracts/Interest rate risk	Unrealized Appreciation on Futures Contracts	35,063,500	Unrealized Depreciation on Futures Contracts	—
Futures contracts/Equity risk	Unrealized Appreciation on Futures Contracts	—	Unrealized Depreciation on Futures Contracts	1,127,433
Credit default swaps/Credit risk	Unrealized Appreciation on Swap Contracts	44,238,749	Unrealized Depreciation on Swap Contracts	—
Total return swaps/Interest rate risk	Unrealized Appreciation on Swap Contracts	5,205,721	Unrealized Depreciation on Swap Contracts	—

		$89,430,470		$4,597,433

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2021

The effect of Derivative Instruments on the Statement of Operations for the six months ended April 30, 2021.

			Change in Unrealized
		Realized	Appreciation
Contract Type/	Location of Gain or (Loss) On	Gain (Loss)	/(Depreciation)
Primary Risk Exposure	Derivatives	on Derivatives	on Derivatives
Credit default swaps/Credit risk	Net realized gain (loss) on swaps contracts/Net change in unrealized appreciation (depreciation) on swaps contracts	$164,739,396	$53,983,151

Total return swaps/interest rate risk	Net realized gain (loss) on swaps contracts/Net change in unrealized appreciation (depreciation) on swaps contracts	(966,723)	4,925,187

Futures contracts /Interest rate risk	Net realized gain (loss) on futures contracts/Net change in unrealized appreciation (depreciation) on futures contracts	106,793,144	60,077,433

Options Index/Equity rate risk	Net realized gain (loss) on options purchased/Net change in unrealized appreciation (depreciation) on options purchased	(16,790,825)	(3,699,741)

Options Index/Equity rate risk	Net realized gain (loss) on options written / Net change unrealized appreciation/(depreciation) on options written	4,634,871	3,001,736

Total		$258,409,863	$118,287,766

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended October 31, 2018 to October 31, 2020, or expected to be taken in the Funds’ October 31, 2021 year-end tax returns. The Funds have identified their major tax jurisdictions as U.S. federal, Ohio, Nebraska (for fiscal years prior to fiscal year ended October 31, 2019) and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Dividends from investment income are declared and paid quarterly for the Funds and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or NAV per share of the Funds.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2021

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Clark Capital Management Group, Inc. serves as the Funds’ investment advisor (the “Advisor”).

Pursuant to the investment advisory agreement (the “Advisory Agreement”) with the Trust on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. Under the terms of the Advisory Agreement, the Advisor receives monthly fees calculated daily and paid monthly at an annual rate of 0.75% of the average daily net assets of the Equity Fund, 0.85% of the average daily net assets of the Sentry Fund, 0.85% of the average daily net assets of the Tactical Fund up to $4.5 billion, 0.80% of the of the average daily net assets of the Tactical Fund from $4.5 billion to $5.5 billion and 0.75% of the average daily net assets of the Tactical Fund above $5.5 billion and 0.30% of the average daily net assets of the Ultra Fund. For the six months ended April 30, 2021, the Advisor earned advisory fees of $111,933, $29,226, $27,963,284 and $79,570 for the Equity Fund, Sentry Fund, Tactical Fund and Ultra Fund, respectively.

Pursuant to an exemptive order, the Equity Fund invested a portion of its assets in the Sentry Fund and the Tactical Fund invested a portion of its assets in the Ultra Fund. The Advisor has agreed to waive its net advisory fee (after expense limitation agreement waiver) on the portion of the Equity Fund’s assets that are invested in the Sentry Fund and the Tactical Fund’s assets that are invested in the Ultra Fund. For the six months ended April 30, 2021, the Equity Fund and Tactical Fund waived $1,383 and $195,176, respectively, in advisory fees pursuant to this agreement.

The Advisor has contractually agreed to waive all or part of its management fees and/or make payments to limit the Funds’ expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor) at least until the expiration dates specified below and will not exceed the following levels of the average daily net assets attributable to each class of shares:

				Expiration
Fund	Class A	Class C	Class I	Date
Equity Fund	1.35%	2.10%	1.10%	1/31/2022
Sentry Fund	1.50%	2.25%	1.25%	1/31/2022
Tactical Fund	—	—	—	—
Ultra Fund	0.80%	—	0.55%	1/31/2022

Waivers and expense payments may be recouped by the Advisor from the Funds, to the extent that overall expenses fall below the expense limitation amounts listed above, within three years of when the amounts were waived. During the six months ended April 30, 2021 the Advisor waived/reimbursed $85,055, $129,455 and $40,384 in fees from the Equity Fund, Sentry Fund and Ultra Fund, respectively, pursuant to its contractual agreement.

The following table shows the remaining waived expenses subject to potential recovery which expire in:

Fund	September 30, 2021	October 31, 2021	October 31, 2022	October 31, 2023	Total
Equity Fund	$76,204	$8,250	$102,489	$125,632	$312,575
Sentry Fund	113,601	9,750	135,211	153,055	411,617
Ultra Fund	—	—	8,732	54,704	63,436

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (“NLD” or the “Distributor”). The Trust has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) for Class A and Class C shares, respectively, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2021

shares and 1.00% of the average daily net assets of Class C shares for such distribution and shareholder service activities. For the six months ended April 30, 2021, the Equity Fund incurred distribution fees of $1,038 and $1,536 for Class A shares and Class C shares, respectively, the Sentry Fund incurred distribution fees of $48 for Class A shares, the Tactical Fund incurred distribution fees of $81,677 and $ 102,094 for Class A shares and Class C shares and the Ultra Fund incurred distribution fees of $100 for Class A shares.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended April 30, 2021, the Distributor received $45,623 in underwriting commissions for sales of Class A shares, of which $6,263 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from the sale of securities, other than short-term securities and U.S. Government securities, for the six months ended April 30, 2021, amounted to $70,614,877 and $73,232,663, respectively, for the Equity Fund; $0 and $0, respectively, for the Sentry Fund; $3,695,044,328 and $3,568,879,642, respectively, for the Tactical Fund; and $19,976,492 and $32,193,399, respectively, for the Ultra Fund.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes excluding futures and swaps, and its respective gross unrealized appreciation and depreciation at April 30, 2021, were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Equity Fund	$38,230,308	$3,245,127	$(2,389,511)	$855,616
Sentry Fund	7,865,813	131,884	(990,534)	(858,650)
Tactical Fund	8,651,405,983	37,285,169	(82,055,886)	(44,770,717)
Ultra Fund	54,423,710	110,390	(7,709)	102,681

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2021

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended October 31, 2020 and October 31, 2019 were as follows:

For the year ended October 31, 2020:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Equity Fund	$339,369	$—	$—	$339,369
Sentry Fund	—	—	—	—
Tactical Fund	62,463,693	—	—	62,463,693
Ultra Fund	1,169,444	—	—	1,169,444

For the year ended October 31, 2019:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Equity Fund	$508,751	$—	$—	$508,751
Sentry Fund	—	—	—	—
Tactical Fund	111,472,108	2,127,778	—	113,599,886
Ultra Fund	1,304,172	—	—	1,304,172

As of October 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Equity Fund	$20,685	$—	$—	$(2,080,486)	$—	$932,630	$(1,127,171)
Sentry Fund	—	—	(63,880)	(47,985,500)	—	—	(48,049,380)
Tactical Fund	89,281,178	191,132,790	—	—	—	(41,331,731)	239,082,237
Ultra Fund	25,552	—	—	—	—	(11,586)	13,966

The difference between book basis and tax basis undistributed net investment income, unrealized appreciation/(depreciation) and accumulated net realized gain/(loss) from investments is primarily attributable to the tax deferral of losses on wash sales, and the mark-to-market treatment of open futures and options.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Sentry Fund incurred and elected to defer such late year losses of $63,880.

At October 31, 2020, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carry forwards utilized, as follows:

				Capital Loss Carry
	Short-Term	Long-Term	Total	Forward Utilized
Equity Fund	$—	$2,080,486	$2,080,486	$139,307
Sentry Fund	29,688,139	18,297,361	47,985,500	—
Tactical Fund	—	—	—	24,403,623
Ultra Fund	—	—	—	—

Permanent book and tax differences, primarily attributable to net operating losses, resulted in reclassification for the year ended October 31, 2020 as follows:

	Paid In	Accumulated
	Capital	Earnings (Losses)
Equity Fund	$—	$—
Sentry Fund	(2,538)	2,538
Tactical Fund	—	—
Ultra Fund	—	—

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2021

7.	SECURITIES LENDING

The Funds have entered into a securities lending arrangement (the “Agreement”) with The Bank of New York Mellon (the “Lending Agent”). Under the terms of the Agreement, the Funds are authorized to loan securities to the Lending Agent. In exchange, the Funds receive cash and “non-cash” or “securities” collateral in the amount of at least 102% of the value of the securities loaned. The value of securities loaned is disclosed in a footnote on the Statements of Assets and Liabilities and on the Portfolios of Investments. Securities lending income is disclosed in the Funds’ Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Lending Agent fails to return the securities on loan. The Funds’ cash collateral received in securities lending transactions is invested in the Morgan Stanley Institutional Liquidity Funds Government Portfolio, as presented below. The Lending Agent retains the right to offset amounts payable to the Funds under the Agreement against amounts payable by the Lending Agent. Accordingly, the Agreement does not permit the Funds to enforce a netting arrangement. As of April 30, 2021, the Equity Fund loaned securities which were collateralized by cash and other securities. The value of securities on loan and the value of the related collateral were as follows:

As of April 30, 2021, the Equity Fund and Tactical Fund loaned securities which were collateralized by cash and other securities. The value of the securities on loan and the value of the related collateral were as follows:

Fund	Value of Securities Loaned	Value of Collateral*
Equity Fund	$5,604,378	$5,720,378
Tactical Fund	1,606,849,948	1,639,331,601

*	The Equity Fund and Tactical Fund received cash collateral of $5,295,885 and $1,639,331,601, respectively, which were subsequently invested in the Morgan Stanley Institutional Liquidity Funds Government Portfolio as reported in the Portfolios of Investments. In addition, the Equity Fund received non-cash collateral of $424,493, in the form of U.S. Government obligations, which, absent a default by the Lending Agent, the Funds cannot sell or repledge, and accordingly are not reflected in the Portfolios of Investments.

Overnight and Continuous
Equity Fund
Morgan Stanley Institutional Liquidity Funds-Government Portfolio	$5,295,885

Tactical Fund
Morgan Stanley Institutional Liquidity Funds-Government Portfolio	$1,639,331,601

8.	INVESTMENT IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or are affiliated through common management. Companies which are affiliates of the Equity Fund and Tactical Fund as of April 30, 2021 are noted in each Fund’s Portfolio of Investments. Transactions during the six months ended April 30, 2021 with affiliated companies were as follows:

Equity Fund

					Change in
Affiliated	Value - Beginning		Sales	Realized Gain /	Unrealized Gain /	Dividend	Value - End of	Ending
Holding	of Period	Purchases	Proceeds	(Loss)	(Loss)	Income	Period	Shares
Sentry Fund	$1,595,487	$1,660,000	$—	$—	$(1,521,303)	$—	$1,734,184	5,419,325

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2021

Tactical Fund

					Change in
	Value - Beginning			Realized Gain /	Unrealized Gain /	Dividend	Value - End of
Affiliated Holding	of Period	Purchases	Sales Proceeds	(Loss)	(Loss)	Income	Period	Ending Shares
Ultra Fund	$47,422,357	$5,086,096	$(1,100,000)	$6,259	$135,655	$86,096	$51,550,367	5,124,291

9.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under section 2(a)(9) of the 1940 Act. As of April 30, 2021, National Financial Services LLC accounts holding Shares for the benefit of others, held approximately 28.62% and 56.68% for the Equity Fund and Tactical Fund, respectively of the voting securities of the Fund. As of April 30, 2021, Pershing LLC, accounts holding shares for the benefit of others, held approximately 60.55 % and 90.24% of the Equity Fund and Sentry Fund, respectively of the voting securities of the Fund. As of April 30, 2021, Mac & Co. held approximately 93.93% of the Ultra Fund.

10.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The following Fund currently invests a portion of its assets in the corresponding investment at April 30, 2021. The Fund may redeem its investment from the investment at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the investment. The financial statements of the investment, including its portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements.

Fund	Investment	Percentage of Net Asset
Sentry Fund	Dreyfus Treasury Obligations Cash Management Fund	88.5%

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following.

On April 28, 2021, the Board of Trustees approved the liquidation of the Sentry Fund. In connection with that liquidation, all outstanding shares of the Sentry Fund were redeemed on June 29, 2021.

Navigator Funds
DISCLOSURE OF FUND EXPENSES (Unaudited)
April 30, 2021

As a shareholder of the Funds you incur two types of costs: (1) transaction costs (such as front-end loads) and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time beginning November 1, 2020 and held through April 30, 2021.

Actual Expenses: The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes: The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as front-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)

	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
Class A	Expense Ratio	11/1/20	4/30/21	Period*	4/30/21	Period*
Navigator Equity Hedged Fund	1.34%	$1,000.00	$1,316.30	$7.70	10.18.15	$6.71
Navigator Sentry Managed Volatility Fund	1.50%	$1,000.00	$434.20	$5.33	$1,017.36	$7.50
Navigator Tactical Fixed Income Fund	1.24%	$1,000.00	$1,076.80	$6.38	$1,018.65	$6.20
Navigator Ultra Short Bond Fund	0.80%	$1,000.00	$1,004.40	$3.97	$1,020.83	$4.00

Class C
Navigator Equity Hedged Fund	2.09%	$1,000.00	$1,312.10	$11.98	$1,014.43	$10.44
Navigator Sentry Managed Volatility Fund	2.25%	$1,000.00	$426.70	$7.96	$1,013.64	$11.23
Navigator Tactical Fixed Income Fund	2.00%	$1,000.00	$1,073.50	$10.29	$1,014.87	$10.00

Class I
Navigator Equity Hedged Fund	1.09%	$1,000.00	$1,317.20	$6.26	$1,019.39	$5.46
Navigator Sentry Managed Volatility Fund	1.25%	$1,000.00	$434.20	$4.45	$1,018.60	$6.26
Navigator Tactical Fixed Income Fund	1.00%	$1,000.00	$1,077.90	$5.16	$1,019.82	$5.02
Navigator Ultra Short Bond Fund	0.55%	$1,000.00	$1,004.80	$2.73	$1,022.07	$2.76

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period ended April 30, 2021 (181) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

Investment Advisor
Clark Capital Management Group, Inc.
1650 Market Street, 53rd Floor
Philadelphia, PA 19103

Administrator
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-766-2264 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-766-2264.

Investor Information: 1-877-766-2264

NAVIGATOR-SAR21

(b) Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 7/7/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 7/7/21

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 7/7/21